UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2014. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,201,428	$23,175,720
ATM Large Cap Managed Volatility Portfolio‡	8,229,794	113,079,933
ATM Mid Cap Managed Volatility Portfolio‡	669,193	6,525,950
ATM Small Cap Managed Volatility Portfolio‡	128,770	1,540,308
AXA Global Equity Managed Volatility Portfolio‡	311,643	4,737,564
AXA International Core Managed Volatility Portfolio‡	627,786	6,417,981
AXA International Value Managed Volatility Portfolio‡	303,659	3,882,479
AXA Large Cap Core Managed Volatility Portfolio‡	3,295,005	30,179,588
AXA Large Cap Growth Managed Volatility Portfolio‡	1,085,326	28,945,083
AXA Large Cap Value Managed Volatility Portfolio‡	453,473	6,970,155
AXA/Lord Abbett Micro Cap Portfolio*‡	75,437	711,257
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	178,282	1,707,140
EQ/AllianceBernstein Small Cap Growth Portfolio‡	170,473	3,534,561
EQ/BlackRock Basic Value Equity Portfolio‡	1,514,540	32,139,062
EQ/Boston Advisors Equity Income Portfolio‡	3,889,780	27,399,976
EQ/Core Bond Index Portfolio‡	40,988,936	412,119,873
EQ/GAMCO Small Company Value Portfolio‡	179,362	9,509,651
EQ/Global Bond PLUS Portfolio‡	3,117,800	29,458,141
EQ/High Yield Bond Portfolio‡	677,974	7,057,542
EQ/Intermediate Government Bond Portfolio‡	53,863,721	555,624,049
EQ/International Equity Index Portfolio‡	63,005	608,109
EQ/Large Cap Growth Index Portfolio‡	259,302	3,482,429
EQ/MFS International Growth Portfolio‡	1,997,192	14,258,701
EQ/PIMCO Ultra Short Bond Portfolio‡	21,966,589	218,063,261
EQ/Quality Bond PLUS Portfolio‡	766,490	6,549,241
Multimanager Core Bond Portfolio‡	4,019,371	39,675,349
Multimanager Mid Cap Growth Portfolio*‡	252,540	2,493,192
Multimanager Mid Cap Value Portfolio‡	120,073	1,605,046

Total Investments (99.6%) (Cost $1,468,241,049)		1,591,451,341
Other Assets Less Liabilities (0.4%)		6,484,133

Net Assets (100%)		$1,597,935,474

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
ATM International Managed Volatility Portfolio(a)	$30,009,704	$373,740	$6,485,735	$23,175,720	$—	$447,139
ATM Large Cap Managed Volatility Portfolio(b)	132,202,744	4,683,781	25,162,713	113,079,933	—	7,263,814
ATM Mid Cap Managed Volatility Portfolio(c)	7,388,522	405,115	1,150,240	6,525,950	—	304,370
ATM Small Cap Managed Volatility Portfolio(d)	3,816,437	78,076	1,864,746	1,540,308	—	395,460
AXA Global Equity Managed Volatility Portfolio(e)	5,401,544	69,644	625,149	4,737,564	—	242,437
AXA International Core Managed Volatility Portfolio(f)	4,516,309	91,364	751,558	6,417,981	—	116,238
AXA International Value Managed Volatility Portfolio(g)	4,386,932	48,503	462,908	3,882,479	921	18,356
AXA Large Cap Core Managed Volatility Portfolio(h)	14,717,009	724,149	3,962,969	30,179,588	—	1,478,032
AXA Large Cap Growth Managed Volatility Portfolio(i)	32,502,050	421,322	3,514,988	28,945,083	—	2,399,151
AXA Large Cap Value Managed Volatility Portfolio(j)	4,065,177	76,874	963,755	6,970,155	—	2,259
AXA/Lord Abbett Micro Cap Portfolio(aa)	—	—	—	711,257	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio(bb)	—	—	—	1,707,140	—	—
CharterSM Multi-Sector Bond Portfolio(cc)(dd)(ee)(k)	24,879,668	1,066,184	1,155,142	—	—	2,860,649 (ff)
CharterSM Small Cap Growth Portfolio(aa)(bb)(l)	2,796,444	4,412	45,785	—	—	31,480
EQ/AllianceBernstein Small Cap Growth Portfolio	4,178,484	86,335	507,785	3,534,561	—	121,510
EQ/BlackRock Basic Value Equity Portfolio	35,744,784	413,752	4,223,550	32,139,062	—	2,206,049
EQ/Boston Advisors Equity Income Portfolio	29,606,745	644,084	3,821,739	27,399,976	—	404,510
EQ/Core Bond Index Portfolio(cc)	448,262,095	6,883,367	68,360,726	412,119,873	—	(531,864)
EQ/GAMCO Small Company Value Portfolio	11,454,612	210,898	1,253,829	9,509,651	—	440,246
EQ/Global Bond PLUS Portfolio	25,451,951	6,939,180	3,175,242	29,458,141	—	160,869
EQ/High Yield Bond Portfolio(dd)	—	4,000,000	—	7,057,542	—	—
EQ/Intermediate Government Bond Portfolio	623,998,007	21,929,250	97,437,656	555,624,049	—	(513,559)
EQ/International Equity Index Portfolio	616,972	—	—	608,109	—	—
EQ/Large Cap Growth Index Portfolio	11,136,748	158,345	4,299,312	3,482,429	—	3,772,788
EQ/MFS International Growth Portfolio	16,262,051	222,151	1,543,307	14,258,701	749	273,980
EQ/PIMCO Ultra Short Bond Portfolio	251,772,768	3,385,575	37,900,857	218,063,261	77,723	(38,091)
EQ/Quality Bond PLUS Portfolio(ee)	—	1,007,808	—	6,549,241	7,809	—
Multimanager Core Bond Portfolio	47,219,610	2,009,121	9,458,683	39,675,349	713,084	597,570

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
Multimanager International Equity Portfolio	$3,240,008	$58,868	$485,124	$—	$33,006	$(4,068)
Multimanager Large Cap Core Equity Portfolio	22,132,839	199,077	2,465,999	—	80,798	1,746,115
Multimanager Large Cap Value Portfolio	2,273,304	2,093,180	1,055,650	—	34,226	4,887
Multimanager Mid Cap Growth Portfolio	2,521,776	43,897	—	2,493,192	—	43,897
Multimanager Mid Cap Value Portfolio	1,804,476	11,031	120,773	1,605,046	—	72,388

	$1,804,359,770	$58,339,083	$282,255,920	$1,591,451,341	$948,316	$24,316,612

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as ATM International Portfolio.

(b)	Formerly known as ATM Large Cap Portfolio.

(c)	Formerly known as ATM Mid Cap Portfolio.

(d)	Formerly known as ATM Small Cap Portfolio.

(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(f)	Formerly known as EQ/International Core PLUS Portfolio.

(g)	Formerly known as EQ/International Value PLUS Portfolio.

(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.

(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.

(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.

(k)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(l)	Formerly known as Multimanager Small Cap Growth Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $754,370 (at a cost of $445,810), representing 65,133 shares of CharterSM Small Cap Growth Portfolio and 75,437 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $1,782,820 (at a cost of $1,053,588), representing 153,930 shares of CharterSM Small Cap Growth Portfolio and 178,282 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $16,600,080, representing 4,238,961 shares of CharterSM Multi-Sector Bond Portfolio and 1,663,998 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $3,105,582 representing 793,035 shares of CharterSM Multi-Sector Bond Portfolio and 299,086 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $5,492,951, representing 1,402,668 shares of CharterSM Multi-Sector Bond Portfolio and 648,488 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)	$2,856,825 of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,591,451,341	$—	$1,591,451,341

Total Assets	$—	$1,591,451,341	$—	$1,591,451,341

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,591,451,341	$—	$1,591,451,341

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,339,083
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$298,770,163

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,961,846
Aggregate gross unrealized depreciation	(1,935,356)

Net unrealized appreciation	$123,026,490

Federal income tax cost of investments	$1,468,424,851

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,482,022	$68,240,045
ATM Large Cap Managed Volatility Portfolio‡	14,361,026	197,324,964
ATM Mid Cap Managed Volatility Portfolio‡	1,307,877	12,754,388
ATM Small Cap Managed Volatility Portfolio‡	2,631,944	31,482,587
AXA Global Equity Managed Volatility Portfolio‡	1,524,561	23,176,241
AXA International Core Managed Volatility Portfolio‡	1,695,375	17,332,153
AXA International Value Managed Volatility Portfolio‡	783,500	10,017,572
AXA Large Cap Core Managed Volatility Portfolio‡	5,046,209	46,219,204
AXA Large Cap Growth Managed Volatility Portfolio‡	1,903,632	50,768,879
AXA Large Cap Value Managed Volatility Portfolio‡	1,569,599	24,125,710
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	245,571	3,397,061
AXA/Horizon Small Cap Value Portfolio*‡	392,788	3,893,680
AXA/Lord Abbett Micro Cap Portfolio*‡	183,972	1,734,573
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	194,616	1,863,548
AXA/Pacific Global Small Cap Value Portfolio*‡	401,932	3,692,923
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,105,989	22,931,427
EQ/BlackRock Basic Value Equity Portfolio‡	2,199,456	46,673,210
EQ/Boston Advisors Equity Income Portfolio‡	5,531,082	38,961,466
EQ/Core Bond Index Portfolio‡	33,149,120	333,295,089
EQ/GAMCO Small Company Value Portfolio‡	321,421	17,041,528
EQ/Global Bond PLUS Portfolio‡	1,959,209	18,511,339
EQ/High Yield Bond Portfolio‡	871,284	9,069,851
EQ/Intermediate Government Bond Portfolio‡	43,829,338	452,115,707
EQ/International Equity Index Portfolio‡	338,509	3,267,191
EQ/Large Cap Growth Index Portfolio‡	847,941	11,387,847
EQ/MFS International Growth Portfolio‡	5,607,055	40,030,855
EQ/PIMCO Ultra Short Bond Portfolio‡	17,610,716	174,822,318
EQ/Quality Bond PLUS Portfolio‡	548,500	4,686,638
Multimanager Core Bond Portfolio‡	3,230,252	31,885,930
Multimanager Mid Cap Growth Portfolio*‡	298,062	2,942,611
Multimanager Mid Cap Value Portfolio‡	711,945	9,516,761

Total Investments (99.9%) (Cost $1,473,556,073)		1,713,163,296
Other Assets Less Liabilities (0.1%)		1,072,021

Net Assets (100%)		$1,714,235,317

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio(a)	$86,047,811	$278,636	$16,144,467	$68,240,045	$—	$937,087
ATM Large Cap Managed Volatility Portfolio(b)	219,890,671	6,004,481	34,556,502	197,324,964	—	8,886,529
ATM Mid Cap Managed Volatility Portfolio(c)	19,977,848	646,086	7,577,954	12,754,388	—	684,135
ATM Small Cap Managed Volatility Portfolio(d)	42,989,900	1,504,673	9,607,832	31,482,587	—	1,745,930
AXA Global Equity Managed Volatility Portfolio(e)	22,603,968	2,062,594	1,966,051	23,176,241	—	212,546
AXA International Core Managed Volatility Portfolio(f)	12,394,118	52,900	1,233,378	17,332,153	—	341,803
AXA International Value Managed Volatility Portfolio(g)	9,683,086	1,533,057	1,000,696	10,017,572	2,367	24,176
AXA Large Cap Core Managed Volatility Portfolio(h)	27,256,352	776,555	6,058,021	46,219,204	—	2,369,581
AXA Large Cap Growth Managed Volatility Portfolio(i)	53,116,575	171,222	3,169,102	50,768,879	—	2,725,401
AXA Large Cap Value Managed Volatility Portfolio(j)	14,179,825	67,053	1,514,887	24,125,710	—	871,288
AXA/Franklin Small Cap Value Managed Volatility Portfolio(k)	3,850,502	2,429	108,966	3,397,061	—	148,741
AXA/Horizon Small Cap Value Portfolio(aa)	—	2,500,000	—	3,893,680	—	—	#
AXA/Lord Abbett Micro Cap Portfolio(bb)	—	1,000,000	—	1,734,573	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio(cc)	—	—	—	1,863,548	—	—
AXA/Pacific Global Small Cap Value Portfolio(dd)	—	2,500,000	—	3,692,923	—	—	#
CharterSM Multi-Sector Bond Portfolio(ee)(ff)(gg)(l)	18,334,136	4,858	3,641,943	—	—	(7,647,824	) (hh)
CharterSM Small Cap Growth Portfolio(bb)(cc)(m)	3,101,691	1,215	71,540	—	—	57,314
CharterSM Small Cap Value Portfolio(aa)(dd)(n)	3,232,286	1,215	89,345	—	—	39,508
EQ/AllianceBernstein Small Cap Growth Portfolio	27,823,700	313,342	3,863,761	22,931,427	—	673,941
EQ/BlackRock Basic Value Equity Portfolio	49,130,812	4,161,506	6,538,707	46,673,210	—	3,324,967
EQ/Boston Advisors Equity Income Portfolio	46,932,980	571,078	8,971,611	38,961,466	—	1,671,088
EQ/Core Bond Index Portfolio(ee)	343,070,819	12,567,423	39,222,341	333,295,089	—	(148,356)
EQ/GAMCO Small Company Value Portfolio	23,873,855	175,204	3,736,965	17,041,528	—	2,540,777
EQ/Global Bond PLUS Portfolio	15,911,228	4,044,671	1,554,856	18,511,339	—	81,089
EQ/High Yield Bond Portfolio(ff)	—	7,250,000	—	9,069,851	—	—
EQ/Intermediate Government Bond Portfolio	485,278,482	24,639,470	63,258,302	452,115,707	—	(185,363)
EQ/International Equity Index Portfolio	3,445,347	1,215	130,119	3,267,191	—	(1,265)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Large Cap Growth Index Portfolio	$18,347,886	$146,661	$3,870,738	$11,387,847	$—	$4,150,113
EQ/MFS International Growth Portfolio	42,217,876	3,356,965	4,029,232	40,030,855	2,107	429,994
EQ/PIMCO Ultra Short Bond Portfolio	194,136,499	5,733,736	25,676,640	174,822,318	62,206	(16,019)
EQ/Quality Bond PLUS Portfolio(gg)	—	1,255,588	—	4,686,638	5,588	—
Multimanager Core Bond Portfolio	35,662,826	1,050,520	4,878,316	31,885,930	560,245	327,592
Multimanager International Equity Portfolio	7,073,822	86,993	283,621	—	79,728	62,089
Multimanager Large Cap Core Equity Portfolio	25,132,347	141,985	1,289,983	—	104,447	567,418
Multimanager Large Cap Value Portfolio	5,672,228	6,128,260	971,115	—	108,872	235,718
Multimanager Mid Cap Growth Portfolio	3,467,357	51,810	471,591	2,942,611	—	80,219
Multimanager Mid Cap Value Portfolio	10,584,459	30,690	674,883	9,516,761	—	349,989

	$1,874,421,292	$90,814,091	$256,163,465	$1,713,163,296	$925,560	$25,540,206

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as ATM International Portfolio.

(b)	Formerly known as ATM Large Cap Portfolio.

(c)	Formerly known as ATM Mid Cap Portfolio.

(d)	Formerly known as ATM Small Cap Portfolio.

(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(f)	Formerly known as EQ/International Core PLUS Portfolio.

(g)	Formerly known as EQ/International Value PLUS Portfolio.

(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.

(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.

(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.

(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.

(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(m)	Formerly known as Multimanager Small Cap Growth Portfolio.

(n)	Formerly known as Multimanager Small Cap Value Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $1,509,140 (at a cost of $830,190), representing 94,370 shares of CharterSM Small Cap Value Portfolio and 150,914 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $823,490 (at a cost of $482,828), representing 71,101 shares of CharterSM Small Cap Growth Portfolio and 82,349 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $1,946,160 (at a cost of $1,141,073), representing 168,033 shares of CharterSM Small Cap Growth Portfolio and 194,616 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $1,556,939 (at a cost of $856,485), representing 97,359 shares of CharterSM Small Cap Value Portfolio and 155,694 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $10,277,260, representing 2,624,379 shares of CharterSM Multi-Sector Bond Portfolio and 1,030,196 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,922,694, representing 490,975 shares of CharterSM Multi-Sector Bond Portfolio and 185,167 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $3,400,736, representing 868,405 shares of CharterSM Multi-Sector Bond Portfolio and 401,485 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$(7,021,295) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,713,163,296	$—	$1,713,163,296

Total Assets	$—	$1,713,163,296	$—	$1,713,163,296

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,713,163,296	$—	$1,713,163,296

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,814,091
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$279,274,377

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,450,871
Aggregate gross unrealized depreciation	(7,128,312)

Net unrealized appreciation	$239,322,559

Federal income tax cost of investments	$1,473,840,737

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	61,481,650	$647,253,315
ATM Large Cap Managed Volatility Portfolio‡	88,595,339	1,217,327,489
ATM Mid Cap Managed Volatility Portfolio‡	7,503,927	73,178,109
ATM Small Cap Managed Volatility Portfolio‡	22,108,765	264,458,919
AXA Global Equity Managed Volatility Portfolio‡	11,433,949	173,817,929
AXA International Core Managed Volatility Portfolio‡	15,527,028	158,735,825
AXA International Value Managed Volatility Portfolio‡	5,550,191	70,962,905
AXA Large Cap Core Managed Volatility Portfolio‡	25,893,226	237,161,073
AXA Large Cap Growth Managed Volatility Portfolio‡	11,285,751	300,985,147
AXA Large Cap Value Managed Volatility Portfolio‡	13,464,286	206,954,434
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,343,942	46,257,800
AXA/Horizon Small Cap Value Portfolio*‡	1,303,581	12,922,320
AXA/Lord Abbett Micro Cap Portfolio*‡	1,884,172	17,764,820
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	3,252,051	31,140,009
AXA/Pacific Global Small Cap Value Portfolio*‡	1,338,278	12,295,997
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,273,493	233,743,113
EQ/BlackRock Basic Value Equity Portfolio‡	12,066,827	256,062,255
EQ/Boston Advisors Equity Income Portfolio‡	31,614,327	222,694,311
EQ/Core Bond Index Portfolio‡	155,248,087	1,560,929,068
EQ/GAMCO Small Company Value Portfolio‡	2,865,271	151,914,617
EQ/Global Bond PLUS Portfolio‡	13,249,825	125,189,307
EQ/High Yield Bond Portfolio‡	3,128,626	32,568,214
EQ/Intermediate Government Bond Portfolio‡	198,075,390	2,043,220,339
EQ/International Equity Index Portfolio‡	1,429,041	13,792,671
EQ/International ETF Portfolio‡	3,186,602	10,571,747
EQ/Large Cap Growth Index Portfolio‡	5,189,006	69,688,331
EQ/MFS International Growth Portfolio‡	42,456,271	303,111,149
EQ/PIMCO Ultra Short Bond Portfolio‡	79,599,374	790,186,353
EQ/Quality Bond PLUS Portfolio‡	4,355,516	37,215,545
Multimanager Core Bond Portfolio‡	14,833,976	146,426,689
Multimanager Mid Cap Growth Portfolio*‡	1,382,657	13,650,235
Multimanager Mid Cap Value Portfolio‡	3,189,272	42,631,865

Total Investments (100.0%) (Cost $8,018,070,181)		9,524,811,900
Other Assets Less Liabilities (0.0%)		4,567,328

Net Assets (100%)		$9,529,379,228

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases	Sales	Value September 30,	Dividend	Realized
Securities	31, 2013	at Cost	at Cost	2014	Income	Gain (Loss)†
ATM International Managed Volatility Portfolio(a)	$735,649,732	$1,072,368	$75,006,825	$647,253,315	$—	$4,274,743
ATM Large Cap Managed Volatility Portfolio(b)	1,305,113,528	32,805,718	167,219,609	1,217,327,489	—	44,457,856
ATM Mid Cap Managed Volatility Portfolio(c)	101,782,980	3,357,283	30,655,478	73,178,109	—	3,363,608
ATM Small Cap Managed Volatility Portfolio(d)	330,264,467	11,580,477	51,092,159	264,458,919	—	12,461,876
AXA Global Equity Managed Volatility Portfolio(e)	182,892,061	11,018,092	27,028,569	173,817,929	—	(1,246,652)
AXA International Core Managed Volatility Portfolio(f)	105,582,512	10,338	8,113,307	158,735,825	—	2,599,832
AXA International Value Managed Volatility Portfolio(g)	74,605,575	5,024,548	7,191,338	70,962,905	16,794	149,292
AXA Large Cap Core Managed Volatility Portfolio(h)	150,666,190	3,408,052	30,881,819	237,161,073	—	14,490,268
AXA Large Cap Growth Managed Volatility Portfolio(i)	361,369,906	36,184	37,101,957	300,985,147	—	45,807,973
AXA Large Cap Value Managed Volatility Portfolio(j)	94,520,809	5,010,338	11,267,835	206,954,434	—	3,087,346
AXA/Franklin Small Cap Value Managed Volatility Portfolio(k)	53,997,575	5,169	3,473,057	46,257,800	—	1,613,013
AXA/Horizon Small Cap Value Portfolio(aa)	—	5,000,000	—	12,922,320	—	—
AXA/Lord Abbett Micro Cap Portfolio(bb)	—	5,000,000	—	17,764,820	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio(cc)	—	—	—	31,140,009	—	—
AXA/Pacific Global Small Cap Value Portfolio(dd)	—	5,000,000	—	12,295,997	—	—
CharterSM Multi-Sector Bond Portfolio(ee)(ff)(gg)(l)	86,336,536	20,000,000	11,645,473	—	—	(34,292,275	) (hh)
CharterSM Small Cap Growth Portfolio(bb)(cc)(m)	55,611,544	—	3,245,144	—	—	2,908,759
CharterSM Small Cap Value Portfolio(aa)(dd)(n)	17,440,391	—	482,424	—	—	94,528
EQ/AllianceBernstein Small Cap Growth Portfolio	274,380,925	7,153,528	36,108,097	233,743,113	—	4,607,421
EQ/BlackRock Basic Value Equity Portfolio	247,260,136	10,023,261	15,717,851	256,062,255	—	2,842,329
EQ/Boston Advisors Equity Income Portfolio	229,997,490	12,276,767	27,127,300	222,694,311	—	3,109,434
EQ/Core Bond Index Portfolio(ee)	1,561,374,790	50,165,412	143,842,367	1,560,929,068	—	(127,512)
EQ/GAMCO Small Company Value Portfolio	177,979,704	5,927,300	19,547,575	151,914,617	—	5,412,696
EQ/Global Bond PLUS Portfolio	71,721,146	61,677,837	8,430,495	125,189,307	—	678,290
EQ/High Yield Bond Portfolio(ff)	—	21,000,000	—	32,568,214	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
EQ/Intermediate Government Bond Portfolio	2,172,535,911	105,927,442	259,611,591	2,043,220,339	—	(710,358)
EQ/International Equity Index Portfolio	17,859,035	5,000,000	6,077,993	13,792,671	—	2,575,911
EQ/International ETF Portfolio	14,667,118	5,311,814	3,374,439	10,571,747	—	5,737,376
EQ/Large Cap Growth Index Portfolio	87,757,304	20,605,146	20,166,499	69,688,331	—	21,954,353
EQ/MFS International Growth Portfolio	330,103,333	11,800,449	28,385,887	303,111,149	15,975	2,097,309
EQ/PIMCO Ultra Short Bond Portfolio	884,255,159	10,384,898	107,304,496	790,186,353	281,515	(83,826)
EQ/Quality Bond PLUS Portfolio(gg)	—	16,044,373	—	37,215,545	44,373	—
Multimanager Core Bond Portfolio	156,760,950	12,104,868	22,468,029	146,426,689	2,512,158	1,588,598
Multimanager International Equity Portfolio	70,393,068	794,716	2,774,187	—	786,962	1,140,687
Multimanager Large Cap Core Equity Portfolio	119,181,107	509,607	5,366,029	—	499,268	2,353,927
Multimanager Large Cap Value Portfolio	105,441,808	11,114,482	6,955,114	—	1,104,144	764,842
Multimanager Mid Cap Growth Portfolio	13,806,735	240,338	—	13,650,235	—	240,338
Multimanager Mid Cap Value Portfolio	48,801,767	5,169	3,815,509	42,631,865	—	2,116,658

	$10,240,111,292	$476,395,974	$1,181,478,452	$9,524,811,900	$5,261,189	$156,068,640

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as ATM International Portfolio.

(b)	Formerly known as ATM Large Cap Portfolio.

(c)	Formerly known as ATM Mid Cap Portfolio.

(d)	Formerly known as ATM Small Cap Portfolio.

(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(f)	Formerly known as EQ/International Core PLUS Portfolio.

(g)	Formerly known as EQ/International Value PLUS Portfolio.

(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.

(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.

(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.

(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.

(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(m)	Formerly known as Multimanager Small Cap Growth Portfolio.

(n)	Formerly known as Multimanager Small Cap Value Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $8,198,340 (at a cost of $5,380,918), representing 512,659 shares of CharterSM Small Cap Value Portfolio and 819,834 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $13,760,560 (at a cost of $5,880,502), representing 1,188,096 shares of CharterSM Small Cap Growth Portfolio and 1,376,056 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $32,520,510 (at a cost of $13,897,459), representing 2,807,842 shares of CharterSM Small Cap Growth Portfolio and 3,252,051 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $8,458,019 (at a cost of $5,215,716), representing 528,898 shares of CharterSM Small Cap Value Portfolio and 845,802 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $63,403,698, representing 16,190,633 shares of CharterSM Multi-Sector Bond Portfolio and 6,355,610 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $11,861,715, representing 3,028,982 shares of CharterSM Multi-Sector Bond Portfolio and 1,142,352 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $20,980,225, representing 5,357,465 shares of CharterSM Multi-Sector Bond Portfolio and 2,476,887 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$(34,377,656) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,524,811,900	$—	$9,524,811,900

Total Assets	$—	$9,524,811,900	$—	$9,524,811,900

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,524,811,900	$—	$9,524,811,900

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$476,395,974
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,305,523,792

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,549,818,270
Aggregate gross unrealized depreciation	(43,770,275)

Net unrealized appreciation	$1,506,047,995

Federal income tax cost of investments	$8,018,763,905

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	92,126,148	$969,865,894
ATM Large Cap Managed Volatility Portfolio‡	141,961,815	1,950,599,446
ATM Mid Cap Managed Volatility Portfolio‡	10,960,955	106,890,962
ATM Small Cap Managed Volatility Portfolio‡	45,357,532	542,554,237
AXA Global Equity Managed Volatility Portfolio‡	15,055,171	228,867,453
AXA International Core Managed Volatility Portfolio‡	24,668,279	252,188,616
AXA International Value Managed Volatility Portfolio‡	10,510,921	134,389,167
AXA Large Cap Core Managed Volatility Portfolio‡	48,070,443	440,286,499
AXA Large Cap Growth Managed Volatility Portfolio‡	16,091,954	429,164,113
AXA Large Cap Value Managed Volatility Portfolio‡	33,569,193	515,979,343
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	6,676,303	92,355,407
AXA/Horizon Small Cap Value Portfolio*‡	4,146,951	41,108,480
AXA/Lord Abbett Micro Cap Portfolio*‡	4,815,282	45,400,635
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	11,380,021	108,969,382
AXA/Pacific Global Small Cap Value Portfolio*‡	4,278,303	39,308,735
EQ/AllianceBernstein Small Cap Growth Portfolio‡	19,127,058	396,577,911
EQ/BlackRock Basic Value Equity Portfolio‡	14,676,371	311,437,675
EQ/Boston Advisors Equity Income Portfolio‡	35,746,476	251,801,563
EQ/Core Bond Index Portfolio‡	106,845,513	1,074,269,385
EQ/GAMCO Small Company Value Portfolio‡	3,494,518	185,276,816
EQ/Global Bond PLUS Portfolio‡	643,166	6,076,869
EQ/High Yield Bond Portfolio‡	1,086,478	11,309,961
EQ/Intermediate Government Bond Portfolio‡	142,160,509	1,466,437,824
EQ/International Equity Index Portfolio‡	4,205,678	40,591,938
EQ/International ETF Portfolio‡	14,046,241	46,599,257
EQ/Large Cap Growth Index Portfolio‡	11,291,019	151,638,330
EQ/MFS International Growth Portfolio‡	55,081,864	393,249,967
EQ/PIMCO Ultra Short Bond Portfolio‡	54,818,702	544,187,575
EQ/Quality Bond PLUS Portfolio‡	4,187,796	35,782,471
Multimanager Core Bond Portfolio‡	9,807,555	96,810,711
Multimanager Mid Cap Growth Portfolio*‡	1,413,213	13,951,894
Multimanager Mid Cap Value Portfolio‡	1,291,330	17,261,564

Total Investments (100.0%) (Cost $8,493,141,783)		10,941,190,080
Other Assets Less Liabilities (0.0%)		546,136

Net Assets (100%)		$10,941,736,216

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio(a)	$1,102,338,381	$1,235,143	$112,028,903	$969,865,894	$—	$5,769,635
ATM Large Cap Managed Volatility Portfolio(b)	2,086,031,807	52,819,922	264,467,072	1,950,599,446	—	69,393,511
ATM Mid Cap Managed Volatility Portfolio(c)	148,397,718	4,939,518	43,924,442	106,890,962	—	5,379,672
ATM Small Cap Managed Volatility Portfolio(d)	657,023,140	23,957,368	85,120,991	542,554,237	—	25,051,697
AXA Global Equity Managed Volatility Portfolio(e)	236,720,408	8,049,504	22,624,221	228,867,453	—	(88,590)
AXA International Core Managed Volatility Portfolio(f)	166,116,114	34,240	12,803,835	252,188,616	—	4,122,738
AXA International Value Managed Volatility Portfolio(g)	147,011,048	4,062,762	14,099,781	134,389,167	31,822	(15,012)
AXA Large Cap Core Managed Volatility Portfolio(h)	193,208,604	6,355,932	41,897,057	440,286,499	—	15,361,928
AXA Large Cap Growth Managed Volatility Portfolio(i)	488,732,136	111,384	39,427,722	429,164,113	—	50,760,295
AXA Large Cap Value Managed Volatility Portfolio(j)	264,915,355	56,928	25,777,179	515,979,343	—	13,866,811
AXA/Franklin Small Cap Value Managed Volatility Portfolio(k)	106,845,456	18,564	6,165,342	92,355,407	—	3,039,808
AXA/Horizon Small Cap Value Portfolio(aa)	—	—	—	41,108,480	—	—
AXA/Lord Abbett Micro Cap Portfolio(bb)	—	—	—	45,400,635	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio(cc)	—	—	—	108,969,382	—	—
AXA/Pacific Global Small Cap Value Portfolio(dd)	—	—	—	39,308,735	—	—
CharterSM Multi-Sector Bond Portfolio(ee)(ff)(gg)(l)	60,178,239	—	5,462,772	—	—	756,431 (hh)
CharterSM Small Cap Growth Portfolio(bb)(cc)(m)	178,409,513	—	2,671,639	—	—	1,854,090
CharterSM Small Cap Value Portfolio(aa)(dd)(n)	86,767,054	—	1,416,176	—	—	92,400
EQ/AllianceBernstein Small Cap Growth Portfolio	466,305,658	3,749,120	53,396,653	396,577,911	—	8,137,858
EQ/BlackRock Basic Value Equity Portfolio	301,783,154	11,049,504	19,537,331	311,437,675	—	2,998,301
EQ/Boston Advisors Equity Income Portfolio	259,204,754	7,605,305	23,970,750	251,801,563	—	3,177,160
EQ/Core Bond Index Portfolio(ee)	1,048,267,665	75,235,143	106,259,402	1,074,269,385	—	30,559
EQ/GAMCO Small Company Value Portfolio	206,644,414	9,152,149	18,450,904	185,276,816	—	3,130,894
EQ/Global Bond PLUS Portfolio	5,981,383	32,183	—	6,076,869	—	32,183
EQ/High Yield Bond Portfolio(ff)	—	4,500,000	—	11,309,961	—	—
EQ/Intermediate Government Bond Portfolio	1,496,372,808	153,905,091	200,510,508	1,466,437,824	—	(81,667)
EQ/International Equity Index Portfolio	51,755,782	—	7,784,548	40,591,938	—	2,732,606

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/International ETF Portfolio	$52,616,370	$23,413,972	$4,579,520	$46,599,257	$—	$23,574,453
EQ/Large Cap Growth Index Portfolio	194,091,080	11,328,849	32,718,811	151,638,330	—	31,391,786
EQ/MFS International Growth Portfolio	432,027,389	11,363,749	36,653,321	393,249,967	20,701	2,436,071
EQ/PIMCO Ultra Short Bond Portfolio	589,600,421	30,342,501	77,657,735	544,187,575	193,990	(67,994)
EQ/Quality Bond PLUS Portfolio(gg)	—	23,542,665	—	35,782,471	42,665	—
Multimanager Core Bond Portfolio	109,284,593	2,784,199	15,416,019	96,810,711	1,712,855	1,011,344
Multimanager International Equity Portfolio	114,913,455	1,290,714	5,389,723	—	1,269,262	2,282,002
Multimanager Large Cap Core Equity Portfolio	286,688,971	1,252,394	17,140,870	—	1,198,764	2,038,441
Multimanager Large Cap Value Portfolio	272,872,722	2,664,844	14,760,700	—	2,616,576	2,500,680
Multimanager Mid Cap Growth Portfolio	14,111,819	245,649	—	13,951,894	—	245,649
Multimanager Mid Cap Value Portfolio	17,425,307	—	—	17,261,564	—	—

	$11,842,642,718	$475,099,296	$1,312,113,927	$10,941,190,080	$7,086,635	$280,915,740

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as ATM International Portfolio.

(b)	Formerly known as ATM Large Cap Portfolio.

(c)	Formerly known as ATM Mid Cap Portfolio.

(d)	Formerly known as ATM Small Cap Portfolio.

(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(f)	Formerly known as EQ/International Core PLUS Portfolio.

(g)	Formerly known as EQ/International Value PLUS Portfolio.

(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.

(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.

(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.

(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.

(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(m)	Formerly known as Multimanager Small Cap Growth Portfolio.

(n)	Formerly known as Multimanager Small Cap Value Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $41,469,510 (at a cost of $35,079,704), representing 2,593,174 shares of CharterSM Small Cap Value Portfolio and 4,146,951 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $48,152,820 (at a cost of $24,657,730), representing 4,157,547 shares of CharterSM Small Cap Growth Portfolio and 4,815,282 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $113,800,211 (at a cost of $58,273,901), representing 9,825,587 shares of CharterSM Small Cap Growth Portfolio and 11,380,021 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $42,783,039 (at a cost of $36,190,811), representing 2,675,311 shares of CharterSM Small Cap Value Portfolio and 4,278,304 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $36,635,694, representing 9,355,213 shares of CharterSM Multi-Sector Bond Portfolio and 3,672,375 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $6,853,893, representing 1,750,195 shares of CharterSM Multi-Sector Bond Portfolio and 660,069 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $12,122,717, representing 3,095,631 shares of CharterSM Multi-Sector Bond Portfolio and 1,431,186 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$710,626 of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,941,190,080	$—	$10,941,190,080

Total Assets	$—	$10,941,190,080	$—	$10,941,190,080

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,941,190,080	$—	$10,941,190,080

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$475,099,296
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,469,321,571

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,477,759,947
Aggregate gross unrealized depreciation	(30,160,977)

Net unrealized appreciation	$2,447,598,970

Federal income tax cost of investments	$8,493,591,110

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	32,979,596	$347,195,510
ATM Large Cap Managed Volatility Portfolio‡	62,890,329	864,132,657
ATM Mid Cap Managed Volatility Portfolio‡	5,302,959	51,714,321
ATM Small Cap Managed Volatility Portfolio‡	17,088,586	204,408,939
AXA Global Equity Managed Volatility Portfolio‡	4,936,364	75,042,190
AXA International Core Managed Volatility Portfolio‡	8,120,067	83,013,023
AXA International Value Managed Volatility Portfolio‡	6,326,001	80,882,155
AXA Large Cap Core Managed Volatility Portfolio‡	19,937,097	182,607,737
AXA Large Cap Growth Managed Volatility Portfolio‡	6,381,375	170,187,988
AXA Large Cap Value Managed Volatility Portfolio‡	18,714,191	287,648,732
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,743,426	37,950,675
AXA/Horizon Small Cap Value Portfolio*‡	1,214,532	12,039,585
AXA/Lord Abbett Micro Cap Portfolio*‡	2,132,421	20,105,414
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,039,578	48,256,475
AXA/Pacific Global Small Cap Value Portfolio*‡	1,239,815	11,391,330
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,542,694	114,921,489
EQ/BlackRock Basic Value Equity Portfolio‡	5,741,056	121,827,191
EQ/Boston Advisors Equity Income Portfolio‡	13,454,726	94,776,361
EQ/Core Bond Index Portfolio‡	10,595,574	106,532,320
EQ/GAMCO Small Company Value Portfolio‡	1,681,682	89,161,587
EQ/High Yield Bond Portfolio‡	133,302	1,387,642
EQ/Intermediate Government Bond Portfolio‡	14,355,312	148,080,312
EQ/International Equity Index Portfolio‡	6,013,814	58,043,524
EQ/International ETF Portfolio‡	5,360,848	17,784,941
EQ/Large Cap Growth Index Portfolio‡	6,511,825	87,453,780
EQ/MFS International Growth Portfolio‡	24,081,550	171,927,169
EQ/PIMCO Ultra Short Bond Portfolio‡	5,283,843	52,452,930
EQ/Quality Bond PLUS Portfolio‡	985,017	8,416,443
Multimanager Core Bond Portfolio‡	1,017,214	10,040,955
Multimanager Mid Cap Growth Portfolio*‡	854,620	8,437,208
Multimanager Mid Cap Value Portfolio‡	516,306	6,901,597

Total Investments (99.8%) (Cost $2,553,126,281)		3,574,722,180
Other Assets Less Liabilities (0.2%)		5,656,956

Net Assets (100%)		$3,580,379,136

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio(a)	$386,483,283	$1,179,892	$33,108,921	$347,195,510	$—	$1,405,779
ATM Large Cap Managed Volatility Portfolio(b)	879,557,437	26,276,129	79,744,487	864,132,657	—	26,007,736
ATM Mid Cap Managed Volatility Portfolio(c)	66,162,141	2,602,088	15,856,392	51,714,321	—	2,360,219
ATM Small Cap Managed Volatility Portfolio(d)	234,065,720	9,684,022	19,600,641	204,408,939	—	9,192,307
AXA Global Equity Managed Volatility Portfolio(e)	78,409,533	678,326	6,168,961	75,042,190	—	(17,793)
AXA International Core Managed Volatility Portfolio(f)	54,579,358	225,979	4,546,348	83,013,023	—	829,608
AXA International Value Managed Volatility Portfolio(g)	89,114,973	287,122	6,944,321	80,882,155	19,145	(19,961)
AXA Large Cap Core Managed Volatility Portfolio(h)	71,040,440	3,094,160	11,943,107	182,607,737	—	4,663,376
AXA Large Cap Growth Managed Volatility Portfolio(i)	175,800,779	602,359	8,158,600	170,187,988	—	9,292,048
AXA Large Cap Value Managed Volatility Portfolio(j)	207,785,969	1,172,979	77,963,773	287,648,732	—	31,997,755
AXA/Franklin Small Cap Value Managed Volatility Portfolio(k)	44,435,064	156,796	2,972,717	37,950,675	—	1,486,593
AXA/Horizon Small Cap Value Portfolio(aa)	—	10,000,000	—	12,039,585	—	—
AXA/Lord Abbett Micro Cap Portfolio(bb)	—	—	—	20,105,414	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio(cc)	—	—	—	48,256,475	—	—
AXA/Pacific Global Small Cap Value Portfolio(dd)	—	10,000,000	—	11,391,330	—	—
CharterSM Multi-Sector Bond Portfolio(ee)(ff)(gg)(l)	5,384,082	2,970	228,637	—	—	79,489 (hh)
CharterSM Small Cap Growth Portfolio(bb)(cc)(m)	78,357,223	17,820	869,400	—	—	508,600
CharterSM Small Cap Value Portfolio(aa)(dd)(n)	5,776,187	8,910	346,537	—	—	342,463
EQ/AllianceBernstein Small Cap Growth Portfolio	132,352,075	1,632,617	13,787,489	114,921,489	—	1,881,433
EQ/BlackRock Basic Value Equity Portfolio	82,554,694	40,199,441	4,346,669	121,827,191	—	1,877,237
EQ/Boston Advisors Equity Income Portfolio	56,004,638	41,072,651	3,848,921	94,776,361	—	978,013
EQ/Core Bond Index Portfolio(ee)	96,470,259	15,396,978	10,777,290	106,532,320	—	(9,882)
EQ/GAMCO Small Company Value Portfolio	122,755,702	922,837	17,840,273	89,161,587	—	12,772,905
EQ/High Yield Bond Portfolio(ff)	—	750,000	—	1,387,642	—	—
EQ/Intermediate Government Bond Portfolio	138,721,859	22,547,834	14,776,312	148,080,312	—	(8,925)
EQ/International Equity Index Portfolio	60,047,072	14,850	1,154,110	58,043,524	—	(5,777)
EQ/International ETF Portfolio	20,769,970	8,936,110	2,408,831	17,784,941	—	8,987,280
EQ/Large Cap Growth Index Portfolio	123,411,690	1,114,981	22,091,857	87,453,780	—	21,305,087

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/MFS International Growth Portfolio	$192,952,387	$1,595,620	$16,914,439	$171,927,169	$9,061	$840,320
EQ/PIMCO Ultra Short Bond Portfolio	51,163,704	6,203,254	5,080,042	52,452,930	18,663	(4,469)
EQ/Quality Bond PLUS Portfolio(gg)	—	7,260,035	—	8,416,443	10,035	—
Multimanager Core Bond Portfolio	9,601,421	1,299,071	840,079	10,040,955	161,861	112,295
Multimanager International Equity Portfolio	37,422,870	468,048	1,826,076	—	414,170	640,995
Multimanager Large Cap Core Equity Portfolio	119,722,091	668,040	6,212,728	—	505,560	829,169
Multimanager Large Cap Value Portfolio	173,672,625	1,948,608	9,487,780	—	1,669,045	1,510,329
Multimanager Mid Cap Growth Portfolio	9,117,407	177,767	592,599	8,437,208	—	173,636
Multimanager Mid Cap Value Portfolio	8,015,957	27,795	685,676	6,901,597	—	430,586

	$3,811,708,610	$218,226,089	$401,124,013	$3,574,722,180	$2,807,540	$140,438,451

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as ATM International Portfolio.

(b)	Formerly known as ATM Large Cap Portfolio.

(c)	Formerly known as ATM Mid Cap Portfolio.

(d)	Formerly known as ATM Small Cap Portfolio.

(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(f)	Formerly known as EQ/International Core PLUS Portfolio.

(g)	Formerly known as EQ/International Value PLUS Portfolio.

(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.

(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.

(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.

(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.

(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(m)	Formerly known as Multimanager Small Cap Growth Portfolio.

(n)	Formerly known as Multimanager Small Cap Value Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $2,470,390 (at a cost of $1,006,773), representing 154,478 shares of CharterSM Small Cap Value Portfolio and 247,039 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $21,324,200 (at a cost of $11,098,923), representing 1,841,146 shares of CharterSM Small Cap Growth Portfolio and 2,132,420 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $50,395,780 (at a cost of $26,230,214), representing 4,351,206 shares of CharterSM Small Cap Growth Portfolio and 5,039,578 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $2,548,629 (at a cost of $1,038,661), representing 159,371 shares of CharterSM Small Cap Value Portfolio and 254,863 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $3,454,172, representing 882,050 shares of CharterSM Multi-Sector Bond Portfolio and 346,247 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $646,214, representing 165,016 shares of CharterSM Multi-Sector Bond Portfolio and 62,234 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $1,142,982, representing 291,869 shares of CharterSM Multi-Sector Bond Portfolio and 134,938 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$78,459 of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,574,722,180	$—	$3,574,722,180

Total Assets	$—	$3,574,722,180	$—	$3,574,722,180

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,574,722,180	$—	$3,574,722,180

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$218,226,089
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$490,831,541

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,031,349,135
Aggregate gross unrealized depreciation	(10,476,093)

Net unrealized appreciation	$1,020,873,042

Federal income tax cost of investments	$2,553,849,138

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Eaton Vance Floating-Rate Fund, Institutional Class	22,631	$204,133
EQ/Convertible Securities Portfolio‡	47,794	520,324
EQ/Core Bond Index Portfolio‡	14,545	146,238
EQ/Global Bond PLUS Portfolio‡	52,930	500,105
EQ/High Yield Bond Portfolio‡	28,632	298,051
EQ/Intermediate Government Bond Portfolio‡	49,533	510,952
EQ/PIMCO Global Real Return Portfolio‡	45,099	450,071
EQ/PIMCO Ultra Short Bond Portfolio‡	52,647	522,631
EQ/Quality Bond PLUS Portfolio‡	5,769	49,291
iShares® Floating Rate Bond ETF	5,760	292,781
iShares® Global ex USD High Yield Corporate Bond ETF	900	48,105
iShares® International Treasury Bond ETF	4,320	429,538
iShares® JP Morgan USD Emerging Markets Bond ETF	2,460	277,611
Multimanager Core Bond Portfolio‡	31,238	308,350
PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,203	63,147
PowerShares Global Short Term High Yield Bond Portfolio	320	7,680
SPDR® Barclays Short Term High Yield Bond ETF	4,840	144,861
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	22,474	197,544
Vanguard Short-Term Inflation- Protected Securities ETF	1,300	64,233

Total Investments (100.8%) (Cost $5,028,309)		5,035,646
Other Assets Less Liabilities (-0.8%)		(38,326)

Net Assets (100%)		$4,997,320

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
CharterSM Multi-Sector Bond Portfolio(aa)(bb)(cc)(a)	$183,007	$8,380	$1,860	$—	$—	$(5,370	) (dd)
EQ/Convertible Securities Portfolio	372,772	160,495	39,875	520,324	2,696	440
EQ/Core Bond Index Portfolio(aa)	—	25,636	7,247	146,238	—	11
EQ/Global Bond PLUS Portfolio	358,149	170,583	31,235	500,105	—	2,623
EQ/High Yield Bond Portfolio(bb)	192,989	91,054	15,706	298,051	—	(18)
EQ/Intermediate Government Bond Portfolio	359,582	177,905	30,914	510,952	—	9
EQ/PIMCO Global Real Return Portfolio	296,333	159,445	27,198	450,071	157	95
EQ/PIMCO Ultra Short Bond Portfolio	545,609	126,085	151,456	522,631	180	(834)
EQ/Quality Bond PLUS Portfolio(cc)	—	9,670	2,716	49,291	57	5
Multimanager Core Bond Portfolio	356,877	90,694	139,382	308,350	5,267	2,653

	$2,665,318	$1,019,947	$447,589	$3,306,013	$8,357	$(386)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $126,855, representing 32,393 shares of CharterSM Multi-Sector Bond Portfolio and 12,716 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $23,732, representing 6,060 shares of CharterSM Multi-Sector Bond Portfolio and 2,286 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $41,976, representing 10,719 shares of CharterSM Multi-Sector Bond Portfolio and 4,956 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(5,371) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,264,809	$—	$—	$1,264,809
Investment Companies	464,824	3,306,013	—	3,770,837

Total Assets	$1,729,633	$3,306,013	$—	$5,035,646

Total Liabilities	$—	$—	$—	$—

Total	$1,729,633	$3,306,013	$—	$5,035,646

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,500,946
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$521,852

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,997
Aggregate gross unrealized depreciation	(44,896)

Net unrealized appreciation	$7,101

Federal income tax cost of investments	$5,028,545

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	1,900	$20,107
AXA SmartBeta Equity Portfolio‡	4,912	52,448
AXA/Lord Abbett Micro Cap Portfolio*‡	4,075	38,417
BlackRock Global Long/Short Credit Fund, Institutional Class	2,885	31,387
Eaton Vance Floating-Rate Fund, Institutional Class	30,119	271,675
EQ/AllianceBernstein Small Cap Growth Portfolio‡	4,939	102,397
EQ/BlackRock Basic Value Equity Portfolio‡	4,799	101,833
EQ/Capital Guardian Research Portfolio‡	10,586	208,941
EQ/Convertible Securities Portfolio‡	79,591	866,492
EQ/Emerging Markets Equity PLUS Portfolio‡	10,634	101,459
EQ/Energy ETF Portfolio‡	1,853	18,761
EQ/GAMCO Mergers and Acquisitions Portfolio‡	9,921	130,030
EQ/GAMCO Small Company Value Portfolio‡	1,895	100,452
EQ/Global Bond PLUS Portfolio‡	80,853	763,933
EQ/High Yield Bond Portfolio‡	49,267	512,860
EQ/Intermediate Government Bond Portfolio‡	74,435	767,823
EQ/International Equity Index Portfolio‡	25,590	246,991
EQ/Invesco Comstock Portfolio‡	7,027	105,163
EQ/Low Volatility Global ETF Portfolio‡	5,708	58,624
EQ/MFS International Growth Portfolio‡	20,785	148,395
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	7,768	153,211
EQ/Natural Resources PLUS Portfolio‡	1,796	18,754
EQ/PIMCO Global Real Return Portfolio‡	70,368	702,246
EQ/PIMCO Ultra Short Bond Portfolio‡	78,338	777,663
EQ/Real Estate PLUS Portfolio‡	3,704	38,582
EQ/T. Rowe Price Growth Stock Portfolio*‡	2,886	101,295
EQ/Wells Fargo Omega Growth Portfolio*‡	8,758	106,263
Financial Investors Trust - Listed Private Equity Fund	1,259	8,534
Franklin K2 Alternative Strategies Fund*	1,864	19,931
iShares® Floating Rate Bond ETF	9,250	470,178
iShares® Global Infrastructure ETF	1,350	57,281
iShares® International Treasury Bond ETF	6,360	632,375
iShares® JP Morgan USD Emerging Markets Bond ETF	3,440	388,204
iShares® Micro-Cap ETF	100	6,951
iShares® MSCI EAFE Small-Cap ETF	1,050	50,925
iShares® U.S. Oil & Gas Exploration & Production ETF	200	17,388
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2,655	57,035
Multimanager Core Bond Portfolio‡	80,374	793,379
Multimanager Mid Cap Value Portfolio‡	10,983	146,808
PIMCO Foreign Bond Fund Unhedged, Institutional Class	9,814	99,902
PowerShares DB Base Metals Fund*	290	4,904
PowerShares DB Commodity Index Tracking Fund*	450	10,449
PowerShares DB G10 Currency Harvest Fund*	1,520	39,064
PowerShares DB Gold Fund*	520	20,878
PowerShares DB Silver Fund*	120	3,326
PowerShares S&P 500 BuyWrite Portfolio	2,680	56,762
SPDR® Barclays Short Term High Yield Bond ETF	7,750	231,958
Templeton Emerging Markets Small Cap, Advisor Class	3,942	51,242
Templeton Global Smaller Companies, Advisor Class	5,406	47,246
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	38,193	335,718
Vanguard Short-Term Inflation-Protected Securities ETF	2,010	99,314

Total Investments (100.1%) (Cost $10,217,554)		10,195,954
Other Assets Less Liabilities (-0.1%)		(10,749)

Net Assets (100%)		$10,185,205

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$49,979	$12,390	$62,219	$—	$—	$1,013
AXA International Value Managed Volatility Portfolio(b)	67,262	17,346	84,396	—	—	1,343
AXA SmartBeta Equity Portfolio	26,023	26,053	1,030	52,448	—	3
AXA/Lord Abbett Micro Cap Portfolio	—	38,612	462	38,417	—	1
EQ/AllianceBernstein Small Cap Growth Portfolio	51,636	56,497	2,110	102,397	—	897
EQ/BlackRock Basic Value Equity Portfolio	44,175	55,598	2,100	101,833	—	7
EQ/Capital Guardian Research Portfolio	95,302	111,195	4,213	208,941	—	2
EQ/Convertible Securities Portfolio	362,959	496,075	19,524	866,492	4,513	689
EQ/Emerging Markets Equity PLUS Portfolio	48,319	55,598	2,108	101,459	—	(1)
EQ/Energy ETF Portfolio	8,551	11,120	421	18,761	—	—	#
EQ/GAMCO Mergers and Acquisitions Portfolio	53,838	82,130	3,137	130,030	—	483
EQ/GAMCO Small Company Value Portfolio	52,271	56,179	2,103	100,452	—	586
EQ/Global Bond PLUS Portfolio	317,744	464,997	16,244	763,933	—	3,952
EQ/High Yield Bond Portfolio	211,577	305,869	10,103	512,860	—	12
EQ/Intermediate Government Bond Portfolio	318,791	461,048	16,243	767,823	—	4
EQ/International Equity Index Portfolio	—	258,043	3,356	246,991	—	1
EQ/Invesco Comstock Portfolio	52,021	55,599	7,252	105,163	—	55
EQ/Low Volatility Global ETF Portfolio	25,421	33,359	1,265	58,624	—	—	#
EQ/MFS International Growth Portfolio	67,925	89,792	3,372	148,395	8	828
EQ/Morgan Stanley Mid Cap Growth Portfolio	71,092	93,848	8,358	153,211	—	2,930
EQ/Natural Resources PLUS Portfolio	8,532	11,120	421	18,754	—	1
EQ/PIMCO Global Real Return Portfolio	267,530	425,260	14,839	702,246	247	19
EQ/PIMCO Ultra Short Bond Portfolio	492,972	422,810	139,566	777,663	268	(50)
EQ/Real Estate PLUS Portfolio	16,228	22,239	840	38,582	—	3
EQ/T. Rowe Price Growth Stock Portfolio	44,267	55,597	2,101	101,295	—	7
EQ/Wells Fargo Omega Growth Portfolio	51,973	58,165	2,105	106,263	—	2,570
Multimanager Core Bond Portfolio	417,583	440,691	58,953	793,379	9,995	8,116
Multimanager Mid Cap Value Portfolio	68,821	85,142	3,172	146,808	—	10

	$3,292,792	$4,302,372	$472,013	$7,163,220	$15,031	$23,481

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,118,422	$—	$—	$2,118,422
Investment Companies	914,312	7,163,220	—	8,077,532

Total Assets	$3,032,734	$7,163,220	$—	$10,195,954

Total Liabilities	$—	$—	$—	$—

Total	$3,032,734	$7,163,220	$—	$10,195,954

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,114,191
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$563,080

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,486
Aggregate gross unrealized depreciation	(119,119)

Net unrealized depreciation	$(23,633)

Federal income tax cost of investments	$10,219,587

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	10,695	$113,158
AXA SmartBeta Equity Portfolio‡	14,986	160,011
AXA/Lord Abbett Micro Cap Portfolio*‡	10,866	102,452
BlackRock Global Long/Short Credit Fund, Institutional Class	11,293	122,865
Eaton Vance Floating-Rate Fund, Institutional Class	32,721	295,143
EQ/AllianceBernstein Small Cap Growth Portfolio‡	13,756	285,216
EQ/BlackRock Basic Value Equity Portfolio‡	14,263	302,673
EQ/Capital Guardian Research Portfolio‡	29,805	588,289
EQ/Convertible Securities Portfolio‡	99,477	1,082,992
EQ/Emerging Markets Equity PLUS Portfolio‡	29,853	284,831
EQ/Energy ETF Portfolio‡	5,981	60,542
EQ/GAMCO Mergers and Acquisitions Portfolio‡	20,854	273,336
EQ/GAMCO Small Company Value Portfolio‡	5,123	271,621
EQ/Global Bond PLUS Portfolio‡	92,296	872,045
EQ/High Yield Bond Portfolio‡	56,265	585,701
EQ/Intermediate Government Bond Portfolio‡	85,091	877,740
EQ/International Equity Index Portfolio‡	71,010	685,365
EQ/Invesco Comstock Portfolio‡	19,583	293,075
EQ/Low Volatility Global ETF Portfolio‡	15,428	158,455
EQ/MFS International Growth Portfolio‡	55,963	399,543
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	21,833	430,631
EQ/Natural Resources PLUS Portfolio‡	5,933	61,949
EQ/PIMCO Global Real Return Portfolio‡	78,617	784,572
EQ/PIMCO Ultra Short Bond Portfolio‡	89,914	892,581
EQ/Real Estate PLUS Portfolio‡	14,326	149,219
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,503	298,479
EQ/Wells Fargo Omega Growth Portfolio*‡	24,422	296,311
Financial Investors Trust - Listed Private Equity Fund	11,888	80,601
Franklin K2 Alternative Strategies Fund*	5,545	59,274
iShares® Floating Rate Bond ETF	11,610	590,136
iShares® Global Infrastructure ETF	3,140	133,230
iShares® International Treasury Bond ETF	7,430	738,765
iShares® JP Morgan USD Emerging Markets Bond ETF	5,460	616,161
iShares® Micro-Cap ETF	350	24,329
iShares® MSCI EAFE Small-Cap ETF	2,390	115,915
iShares® U.S. Oil & Gas Exploration & Production ETF	490	42,601
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	5,907	126,872
Multimanager Core Bond Portfolio‡	89,404	882,509
Multimanager Mid Cap Value Portfolio‡	30,376	406,049
PIMCO Foreign Bond Fund Unhedged, Institutional Class	12,293	125,140
PowerShares DB Base Metals Fund*	840	14,204
PowerShares DB Commodity Index Tracking Fund*	2,050	47,601
PowerShares DB G10 Currency Harvest Fund*	4,840	124,388
PowerShares DB Gold Fund*	2,050	82,308
PowerShares DB Silver Fund*	330	9,148
PowerShares S&P 500 BuyWrite Portfolio	6,500	137,670
SPDR® Barclays Short Term High Yield Bond ETF	8,880	265,778
Templeton Emerging Markets Small Cap, Advisor Class	11,084	144,086
Templeton Global Smaller Companies, Advisor Class	19,692	172,110
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	28,828	253,401
Vanguard Short-Term Inflation-Protected Securities ETF	1,950	96,350

Total Investments (99.7%) (Cost $16,122,543)		16,017,421
Other Assets Less Liabilities (0.3%)		48,489

Net Assets (100%)		$16,065,910

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$78,875	$37,535	$116,211	$—	$—	$1,572
AXA International Value Managed Volatility Portfolio(b)	110,932	54,217	164,873	—	—	2,043
AXA SmartBeta Equity Portfolio	40,369	122,093	4,369	160,011	—	6
AXA/Lord Abbett Micro Cap Portfolio	—	103,680	1,451	102,452	—	3
EQ/AllianceBernstein Small Cap Growth Portfolio	73,843	228,408	7,887	285,216	—	2,428
EQ/BlackRock Basic Value Equity Portfolio	81,839	219,767	7,870	302,673	—	5
EQ/Capital Guardian Research Portfolio	154,322	433,676	15,388	588,289	—	(29)
EQ/Convertible Securities Portfolio	273,159	820,073	30,083	1,082,992	5,500	853
EQ/Emerging Markets Equity PLUS Portfolio	76,102	219,767	7,881	284,831	—	(7)
EQ/Energy ETF Portfolio	15,896	48,837	1,752	60,542	—	(2)
EQ/GAMCO Mergers and Acquisitions Portfolio	91,744	208,054	20,172	273,336	—	996
EQ/GAMCO Small Company Value Portfolio	74,810	221,297	7,877	271,621	—	1,528
EQ/Global Bond PLUS Portfolio	209,838	692,198	23,618	872,045	—	4,402
EQ/High Yield Bond Portfolio	142,060	456,476	15,354	585,701	—	5
EQ/Intermediate Government Bond Portfolio	210,498	687,802	23,616	877,740	—	8
EQ/International Equity Index Portfolio	—	721,654	10,742	685,365	—	5
EQ/Invesco Comstock Portfolio	82,328	219,771	19,196	293,075	4	78
EQ/Low Volatility Global ETF Portfolio	39,369	122,093	4,374	158,455	—	1
EQ/MFS International Growth Portfolio	110,015	319,636	11,371	399,543	20	2,177
EQ/Morgan Stanley Mid Cap Growth Portfolio	117,787	340,928	22,580	430,631	—	8,181
EQ/Natural Resources PLUS Portfolio	17,105	48,837	1,750	61,949	—	— #
EQ/PIMCO Global Real Return Portfolio	176,021	608,131	21,648	784,572	269	38
EQ/PIMCO Ultra Short Bond Portfolio	409,362	659,601	177,767	892,581	300	(243)
EQ/Real Estate PLUS Portfolio	37,101	116,234	3,983	149,219	—	2
EQ/T. Rowe Price Growth Stock Portfolio	82,007	225,967	19,329	298,479	—	(54)
EQ/Wells Fargo Omega Growth Portfolio	82,236	226,746	7,871	296,311	—	6,983
Multimanager Core Bond Portfolio	209,922	705,849	23,619	882,509	9,212	8,840
Multimanager Mid Cap Value Portfolio	113,712	317,442	11,380	406,049	—	(5)

	$3,111,252	$9,186,769	$784,012	$11,486,187	$15,305	$39,814

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,038,584	$—	$—	$3,038,584
Investment Companies	1,492,650	11,486,187	—	12,978,837

Total Assets	$4,531,234	$11,486,187	$—	$16,017,421

Total Liabilities	$—	$—	$—	$—

Total	$4,531,234	$11,486,187	$—	$16,017,421

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,797,801
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$976,284

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,228
Aggregate gross unrealized depreciation	(235,735)

Net unrealized depreciation	$(105,507)

Federal income tax cost of investments	$16,122,928

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	12,203	$129,109
AXA SmartBeta Equity Portfolio‡	11,481	122,591
AXA/Lord Abbett Micro Cap Portfolio*‡	9,873	93,092
BlackRock Global Long/Short Credit Fund, Institutional Class	11,213	121,993
Eaton Vance Floating-Rate Fund, Institutional Class	9,895	89,257
EQ/AllianceBernstein Small Cap Growth Portfolio‡	10,733	222,529
EQ/BlackRock Basic Value Equity Portfolio‡	11,270	239,148
EQ/Capital Guardian Research Portfolio‡	23,876	471,254
EQ/Convertible Securities Portfolio‡	51,571	561,448
EQ/Emerging Markets Equity PLUS Portfolio‡	23,122	220,614
EQ/Energy ETF Portfolio‡	6,234	63,102
EQ/GAMCO Mergers and Acquisitions Portfolio‡	19,172	251,289
EQ/GAMCO Small Company Value Portfolio‡	4,140	219,518
EQ/Global Bond PLUS Portfolio‡	43,518	411,172
EQ/High Yield Bond Portfolio‡	25,662	267,138
EQ/Intermediate Government Bond Portfolio‡	40,040	413,027
EQ/International Equity Index Portfolio‡	57,836	558,219
EQ/Invesco Comstock Portfolio‡	15,803	236,513
EQ/Low Volatility Global ETF Portfolio‡	11,768	120,872
EQ/MFS International Growth Portfolio‡	46,562	332,425
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	17,946	353,959
EQ/Natural Resources PLUS Portfolio‡	6,672	69,665
EQ/PIMCO Global Real Return Portfolio‡	37,299	372,236
EQ/PIMCO Ultra Short Bond Portfolio‡	42,066	417,595
EQ/Real Estate PLUS Portfolio‡	13,565	141,292
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,859	240,769
EQ/Wells Fargo Omega Growth Portfolio*‡	19,650	238,419
Financial Investors Trust - Listed Private Equity Fund	12,168	82,498
Franklin K2 Alternative Strategies Fund*	4,182	44,704
iShares® Floating Rate Bond ETF	5,900	299,897
iShares® Global Infrastructure ETF	2,820	119,653
iShares® International Treasury Bond ETF	3,275	325,633
iShares® JP Morgan USD Emerging Markets Bond ETF	2,850	321,622
iShares® Micro-Cap ETF	350	24,329
iShares® MSCI EAFE Small-Cap ETF	1,740	84,390
iShares® U.S. Oil & Gas Exploration & Production ETF	700	60,858
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	5,452	117,104
Multimanager Core Bond Portfolio‡	41,410	408,759
Multimanager Mid Cap Value Portfolio‡	25,443	340,105
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,699	37,660
PowerShares DB Base Metals Fund*	910	15,388
PowerShares DB Commodity Index Tracking Fund*	2,740	63,623
PowerShares DB G10 Currency Harvest Fund*	4,960	127,472
PowerShares DB Gold Fund*	2,100	84,315
PowerShares DB Silver Fund*	300	8,316
PowerShares S&P 500 BuyWrite Portfolio	4,750	100,605
SPDR® Barclays Short Term High Yield Bond ETF	3,870	115,829
Templeton Emerging Markets Small Cap, Advisor Class	9,049	117,632
Templeton Global Smaller Companies, Advisor Class	13,825	120,827
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	8,499	74,706
Vanguard Short-Term Inflation-Protected Securities ETF	1,870	92,397

Total Investments (100.0%) (Cost $10,209,460)		10,166,567
Other Assets Less Liabilities (0.0%)		679

Net Assets (100%)		$10,167,246

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$97,678	$48,620	$146,036	$—	$—	$2,344
AXA International Value Managed Volatility Portfolio(b)	147,194	75,140	221,954	—	—	3,397
AXA SmartBeta Equity Portfolio	49,983	75,168	5,396	122,591	—	(5)
AXA/Lord Abbett Micro Cap Portfolio	—	94,985	2,392	93,092	—	1
EQ/AllianceBernstein Small Cap Growth Portfolio	101,407	139,722	9,941	222,529	—	1,856
EQ/BlackRock Basic Value Equity Portfolio	101,282	137,807	9,914	239,148	—	(31)
EQ/Capital Guardian Research Portfolio	201,307	275,615	19,828	471,254	—	(63)
EQ/Convertible Securities Portfolio	231,990	336,876	24,112	561,448	2,866	418
EQ/Emerging Markets Equity PLUS Portfolio	93,438	137,807	9,894	220,614	—	(12)
EQ/Energy ETF Portfolio	29,391	37,584	2,699	63,102	—	(4)
EQ/GAMCO Mergers and Acquisitions Portfolio	119,014	148,184	10,730	251,289	—	907
EQ/GAMCO Small Company Value Portfolio	102,813	139,053	9,907	219,518	—	1,222
EQ/Global Bond PLUS Portfolio	159,627	270,644	17,962	411,172	—	2,092
EQ/High Yield Bond Portfolio	105,297	170,132	11,263	267,138	—	(3)
EQ/Intermediate Government Bond Portfolio	160,197	268,559	17,967	413,027	—	1
EQ/International Equity Index Portfolio	—	591,551	16,337	558,219	—	3
EQ/Invesco Comstock Portfolio	109,894	137,810	21,890	236,513	3	(7)
EQ/Low Volatility Global ETF Portfolio	48,653	75,168	5,395	120,872	—	(5)
EQ/MFS International Growth Portfolio	145,587	214,811	15,299	332,425	17	1,794
EQ/Morgan Stanley Mid Cap Growth Portfolio	156,352	241,970	33,438	353,959	—	6,430
EQ/Natural Resources PLUS Portfolio	29,294	45,381	3,175	69,665	—	(1)
EQ/PIMCO Global Real Return Portfolio	130,641	245,296	16,514	372,236	129	18
EQ/PIMCO Ultra Short Bond Portfolio	301,320	242,903	127,647	417,595	141	(158)
EQ/Real Estate PLUS Portfolio	60,447	82,965	5,864	141,292	—	5
EQ/T. Rowe Price Growth Stock Portfolio	101,778	147,407	15,897	240,769	—	(15)
EQ/Wells Fargo Omega Growth Portfolio	109,948	143,462	9,945	238,419	—	5,593
Multimanager Core Bond Portfolio	159,786	269,700	17,488	408,759	4,816	4,125
Multimanager Mid Cap Value Portfolio	150,978	212,975	15,298	340,105	—	(25)

	$3,205,296	$5,007,295	$824,182	$7,386,750	$7,972	$29,877

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,844,327	$—	$—	$1,844,327
Investment Companies	935,490	7,386,750	—	8,322,240

Total Assets	$2,779,817	$7,386,750	$—	$10,166,567

Total Liabilities	$—	$—	$—	$—

Total	$2,779,817	$7,386,750	$—	$10,166,567

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,815,639
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,019,386

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,717
Aggregate gross unrealized depreciation	(175,398)

Net unrealized depreciation	$(49,681)

Federal income tax cost of investments	$10,216,248

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	14,877	$157,402
AXA SmartBeta Equity Portfolio‡	16,329	174,351
AXA/Lord Abbett Micro Cap Portfolio*‡	14,453	136,265
BlackRock Global Long/Short Credit Fund, Institutional Class	10,145	110,379
Eaton Vance Floating-Rate Fund, Institutional Class	8,243	74,352
EQ/AllianceBernstein Small Cap Growth Portfolio‡	16,249	336,901
EQ/BlackRock Basic Value Equity Portfolio‡	17,034	361,457
EQ/Capital Guardian Research Portfolio‡	35,570	702,060
EQ/Convertible Securities Portfolio‡	47,049	512,217
EQ/Emerging Markets Equity PLUS Portfolio‡	34,519	329,359
EQ/Energy ETF Portfolio‡	15,301	154,880
EQ/GAMCO Mergers and Acquisitions Portfolio‡	16,405	215,019
EQ/GAMCO Small Company Value Portfolio‡	6,275	332,710
EQ/Global Bond PLUS Portfolio‡	32,645	308,441
EQ/High Yield Bond Portfolio‡	20,266	210,967
EQ/Intermediate Government Bond Portfolio‡	30,015	309,612
EQ/International Equity Index Portfolio‡	86,449	834,378
EQ/Invesco Comstock Portfolio‡	23,110	345,872
EQ/Low Volatility Global ETF Portfolio‡	16,792	172,470
EQ/MFS International Growth Portfolio‡	67,481	481,773
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	25,976	512,358
EQ/Natural Resources PLUS Portfolio‡	15,246	159,185
EQ/PIMCO Global Real Return Portfolio‡	27,627	275,707
EQ/PIMCO Ultra Short Bond Portfolio‡	31,582	313,517
EQ/Real Estate PLUS Portfolio‡	28,941	301,439
EQ/T. Rowe Price Growth Stock Portfolio*‡	10,054	352,921
EQ/Wells Fargo Omega Growth Portfolio*‡	28,517	345,998
Financial Investors Trust - Listed Private Equity Fund	12,587	85,343
Franklin K2 Alternative Strategies Fund*	6,481	69,284
iShares® Floating Rate Bond ETF	4,270	217,044
iShares® Global Infrastructure ETF	5,490	232,941
iShares® International Treasury Bond ETF	2,530	251,558
iShares® JP Morgan USD Emerging Markets Bond ETF	2,180	246,013
iShares® Micro-Cap ETF	340	23,633
iShares® MSCI EAFE Small-Cap ETF	2,490	120,765
iShares® U.S. Oil & Gas Exploration & Production ETF	1,680	146,059
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	7,716	165,742
Multimanager Core Bond Portfolio‡	31,076	306,755
Multimanager Mid Cap Value Portfolio‡	36,648	489,883
PIMCO Foreign Bond Fund Unhedged, Institutional Class	4,049	41,216
PowerShares DB Base Metals Fund*	2,290	38,724
PowerShares DB Commodity Index Tracking Fund*	6,150	142,803
PowerShares DB G10 Currency Harvest Fund*	6,970	179,129
PowerShares DB Gold Fund*	5,020	201,553
PowerShares DB Silver Fund*	770	21,344
PowerShares S&P 500 BuyWrite Portfolio	8,060	170,711
SPDR® Barclays Short Term High Yield Bond ETF	3,630	108,646
Templeton Emerging Markets Small Cap, Advisor Class	13,599	176,788
Templeton Global Smaller Companies, Advisor Class	23,117	202,045
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	6,825	59,994
Vanguard Short-Term Inflation-Protected Securities ETF	690	34,093

Total Investments (99.6%) (Cost $12,237,612)		12,254,056
Other Assets Less Liabilities (0.4%)		53,245

Net Assets (100%)		$12,307,301

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$167,933	$95,006	$262,099	$—	$—	$4,413
AXA International Value Managed Volatility Portfolio(b)	234,360	135,722	368,904	—	—	5,807
AXA SmartBeta Equity Portfolio	77,387	94,524	2,999	174,351	—	1
AXA/Lord Abbett Micro Cap Portfolio	—	135,826	1,630	136,265	—	11
EQ/AllianceBernstein Small Cap Growth Portfolio	164,145	191,935	6,001	336,901	—	2,886
EQ/BlackRock Basic Value Equity Portfolio	164,824	183,745	5,724	361,457	—	3
EQ/Capital Guardian Research Portfolio	322,060	365,542	11,836	702,060	—	6
EQ/Convertible Securities Portfolio	228,672	273,058	8,567	512,217	2,608	384
EQ/Emerging Markets Equity PLUS Portfolio	156,174	183,745	14,521	329,359	—	6
EQ/Energy ETF Portfolio	77,136	81,021	2,576	154,880	—	(4)
EQ/GAMCO Mergers and Acquisitions Portfolio	128,932	119,906	29,879	215,019	—	870
EQ/GAMCO Small Company Value Portfolio	165,833	190,929	5,999	332,710	—	1,882
EQ/Global Bond PLUS Portfolio	128,427	185,401	5,417	308,441	—	1,555
EQ/High Yield Bond Portfolio	94,939	116,278	3,426	210,967	—	2
EQ/Intermediate Government Bond Portfolio	129,294	183,846	5,416	309,612	—	— #
EQ/International Equity Index Portfolio	—	865,295	10,239	834,378	—	15
EQ/Invesco Comstock Portfolio	165,582	183,749	22,233	345,872	4	(7)
EQ/Low Volatility Global ETF Portfolio	75,896	94,524	2,999	172,470	—	1
EQ/MFS International Growth Portfolio	232,792	272,723	8,570	481,773	24	2,631
EQ/Morgan Stanley Mid Cap Growth Portfolio	245,199	310,491	25,071	512,358	—	9,521
EQ/Natural Resources PLUS Portfolio	76,930	86,325	2,847	159,185	—	(2)
EQ/PIMCO Global Real Return Portfolio	113,101	156,832	4,869	275,707	95	— #
EQ/PIMCO Ultra Short Bond Portfolio	218,081	162,147	67,399	313,517	106	(6)
EQ/Real Estate PLUS Portfolio	132,540	162,042	5,133	301,439	—	10
EQ/T. Rowe Price Growth Stock Portfolio	165,023	196,944	22,353	352,921	—	(126)
EQ/Wells Fargo Omega Growth Portfolio	165,328	191,928	5,721	345,998	—	8,190
Multimanager Core Bond Portfolio	128,463	185,558	5,143	306,755	3,935	3,081
Multimanager Mid Cap Value Portfolio	238,539	270,070	8,560	489,883	—	12

	$4,197,590	$5,675,112	$926,131	$8,976,495	$6,772	$41,142

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,135,016	$—	$—	$2,135,016
Investment Companies	1,142,545	8,976,495	—	10,119,040

Total Assets	$3,277,561	$8,976,495	$—	$12,254,056

Total Liabilities	$—	$—	$—	$—

Total	$3,277,561	$8,976,495	$—	$12,254,056

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,661,203
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,162,852

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,236
Aggregate gross unrealized depreciation	(193,189)

Net unrealized appreciation	$15,047

Federal income tax cost of investments	$12,239,009

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	10,318	$109,168
AXA SmartBeta Equity Portfolio‡	10,613	113,323
AXA/Lord Abbett Micro Cap Portfolio*‡	9,097	85,775
BlackRock Global Long/Short Credit Fund, Institutional Class	4,126	44,893
Eaton Vance Floating-Rate Fund, Institutional Class	1,989	17,942
EQ/AllianceBernstein Small Cap Growth Portfolio‡	10,423	216,119
EQ/BlackRock Basic Value Equity Portfolio‡	11,058	234,663
EQ/Capital Guardian Research Portfolio‡	22,890	451,800
EQ/Convertible Securities Portfolio‡	17,717	192,877
EQ/Emerging Markets Equity PLUS Portfolio‡	22,299	212,762
EQ/Energy ETF Portfolio‡	12,390	125,416
EQ/GAMCO Mergers and Acquisitions Portfolio‡	4,133	54,173
EQ/GAMCO Small Company Value Portfolio‡	4,021	213,175
EQ/Global Bond PLUS Portfolio‡	7,129	67,358
EQ/High Yield Bond Portfolio‡	4,591	47,786
EQ/Intermediate Government Bond Portfolio‡	6,549	67,554
EQ/International Equity Index Portfolio‡	54,583	526,820
EQ/Invesco Comstock Portfolio‡	15,128	226,410
EQ/Low Volatility Global ETF Portfolio‡	10,826	111,194
EQ/MFS International Growth Portfolio‡	42,679	304,704
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	16,581	327,046
EQ/Natural Resources PLUS Portfolio‡	11,975	125,030
EQ/PIMCO Global Real Return Portfolio‡	5,621	56,093
EQ/PIMCO Ultra Short Bond Portfolio‡	6,510	64,625
EQ/Real Estate PLUS Portfolio‡	22,945	238,990
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,415	225,185
EQ/Wells Fargo Omega Growth Portfolio*‡	18,566	225,270
Financial Investors Trust - Listed Private Equity Fund	3,497	23,706
Franklin K2 Alternative Strategies Fund*	4,116	43,998
iShares® Floating Rate Bond ETF	1,050	53,372
iShares® Global Infrastructure ETF	4,110	174,387
iShares® International Treasury Bond ETF	570	56,675
iShares® JP Morgan USD Emerging Markets Bond ETF	610	68,839
iShares® Micro-Cap ETF	300	20,853
iShares® MSCI EAFE Small-Cap ETF	1,300	63,050
iShares® U.S. Oil & Gas Exploration & Production ETF	1,470	127,802
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	5,689	122,209
Multimanager Core Bond Portfolio‡	6,907	68,180
Multimanager Mid Cap Value Portfolio‡	23,558	314,900
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,473	14,997
PowerShares DB Base Metals Fund*	2,050	34,666
PowerShares DB Commodity Index Tracking Fund*	4,100	95,202
PowerShares DB G10 Currency Harvest Fund*	4,700	120,790
PowerShares DB Gold Fund*	3,940	158,191
PowerShares DB Silver Fund*	680	18,850
PowerShares S&P 500 BuyWrite Portfolio	5,230	110,771
SPDR® Barclays Short Term High Yield Bond ETF	710	21,250
Templeton Emerging Markets Small Cap, Advisor Class	8,654	112,496
Templeton Global Smaller Companies, Advisor Class	15,229	133,099
Vanguard Short-Term Inflation-Protected Securities ETF	100	4,941

Total Investments (100.2%) (Cost $6,645,440)		6,649,375
Other Assets Less Liabilities (-0.2%)		(16,555)

Net Assets (100%)		$6,632,820

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$136,412	$28,311	$164,530	$—	$—	$2,215
AXA International Value Managed Volatility Portfolio(b)	197,722	42,467	239,930	—	—	3,068
AXA SmartBeta Equity Portfolio	69,433	45,067	4,781	113,323	—	12
AXA/Lord Abbett Micro Cap Portfolio	—	87,727	3,160	85,775	—	(35)
EQ/AllianceBernstein Small Cap Growth Portfolio	141,443	92,068	9,591	216,119	—	1,929
EQ/BlackRock Basic Value Equity Portfolio	141,849	90,133	9,523	234,663	—	63
EQ/Capital Guardian Research Portfolio	273,879	180,474	19,305	451,800	—	59
EQ/Convertible Securities Portfolio	103,183	89,840	8,374	192,877	1,024	162
EQ/Emerging Markets Equity PLUS Portfolio	131,697	90,133	9,579	212,762	—	6
EQ/Energy ETF Portfolio	85,862	52,944	12,577	125,416	—	367
EQ/GAMCO Mergers and Acquisitions Portfolio	53,146	23,836	22,126	54,173	—	34
EQ/GAMCO Small Company Value Portfolio	143,417	91,393	9,591	213,175	—	1,254
EQ/Global Bond PLUS Portfolio	37,148	33,122	2,993	67,358	—	358
EQ/High Yield Bond Portfolio	22,739	26,100	1,796	47,786	—	1
EQ/Intermediate Government Bond Portfolio	37,290	32,767	2,996	67,554	—	— #
EQ/International Equity Index Portfolio	—	561,676	21,063	526,820	—	20
EQ/Invesco Comstock Portfolio	142,720	90,136	18,645	226,410	3	141
EQ/Low Volatility Global ETF Portfolio	67,634	45,067	4,782	111,194	—	11
EQ/MFS International Growth Portfolio	196,060	133,564	13,918	304,704	16	1,752
EQ/Morgan Stanley Mid Cap Growth Portfolio	210,330	157,845	32,160	327,046	—	6,507
EQ/Natural Resources PLUS Portfolio	85,554	52,944	12,713	125,030	—	232
EQ/PIMCO Global Real Return Portfolio	31,445	24,797	2,547	56,093	20	2
EQ/PIMCO Ultra Short Bond Portfolio	74,239	28,189	38,225	64,625	23	(230)
EQ/Real Estate PLUS Portfolio	128,801	109,566	10,152	238,990	—	33
EQ/T. Rowe Price Growth Stock Portfolio	142,157	92,633	18,758	225,185	—	27
EQ/Wells Fargo Omega Growth Portfolio	142,562	95,679	9,586	225,270	—	5,546
Multimanager Core Bond Portfolio	37,184	34,393	2,994	68,180	912	716
Multimanager Mid Cap Value Portfolio	203,014	131,810	13,940	314,900	—	(8)

	$3,036,920	$2,564,681	$720,335	$4,897,228	$1,998	$24,242

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,129,639	$—	$—	$1,129,639
Investment Companies	622,508	4,897,228	—	5,519,736

Total Assets	$1,752,147	$4,897,228	$—	$6,649,375

Total Liabilities	$—	$—	$—	$—

Total	$1,752,147	$4,897,228	$—	$6,649,375

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,335,470
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$846,418

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,373
Aggregate gross unrealized depreciation	(129,643)

Net unrealized appreciation	$3,730

Federal income tax cost of investments	$6,645,645

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	11,887	$126,919
AXA/Lord Abbett Micro Cap Portfolio*‡	10,405	98,100
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,731	243,225
EQ/BlackRock Basic Value Equity Portfolio‡	11,703	248,339
EQ/Capital Guardian Research Portfolio‡	24,864	490,755
EQ/Emerging Markets Equity PLUS Portfolio‡	24,822	236,835
EQ/GAMCO Small Company Value Portfolio‡	4,483	237,706
EQ/International Equity Index Portfolio‡	62,567	603,877
EQ/Invesco Comstock Portfolio‡	16,695	249,862
EQ/Low Volatility Global ETF Portfolio‡	12,067	123,939
EQ/MFS International Growth Portfolio‡	50,434	360,065
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	18,588	366,627
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,076	248,395
EQ/Wells Fargo Omega Growth Portfolio*‡	20,396	247,468
iShares® Micro-Cap ETF	310	21,548
iShares® MSCI EAFE Small-Cap ETF	800	38,800
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	6,056	130,087
Multimanager Mid Cap Value Portfolio‡	26,496	354,182
PowerShares S&P 500 BuyWrite Portfolio	5,150	109,077
Templeton Emerging Markets Small Cap, Advisor Class	9,491	123,379
Templeton Global Smaller Companies, Advisor Class	21,362	186,702

Total Investments (100.7%) (Cost $4,793,064)		4,845,887
Other Assets Less Liabilities (-0.7%)		(33,239)

Net Assets (100%)		$4,812,648

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September 30,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$196,354	$24,249	$220,430	$—	$—	$2,868
AXA International Value Managed Volatility Portfolio(b)	307,880	20,570	328,258	—	—	3,597
AXA SmartBeta Equity Portfolio	104,344	25,846	8,225	126,919	—	(3)
AXA/Lord Abbett Micro Cap Portfolio	—	102,304	6,024	98,100	—	10
EQ/AllianceBernstein Small Cap Growth Portfolio	203,508	65,755	17,118	243,225	—	2,195
EQ/BlackRock Basic Value Equity Portfolio	204,411	52,278	23,984	248,339	—	153
EQ/Capital Guardian Research Portfolio	422,939	105,527	58,525	490,755	—	876
EQ/Emerging Markets Equity PLUS Portfolio	189,225	73,778	29,946	236,835	—	(9)
EQ/GAMCO Small Company Value Portfolio	206,378	61,682	17,158	237,706	—	1,382
EQ/International Equity Index Portfolio	—	657,913	41,025	603,877	—	(85)
EQ/Invesco Comstock Portfolio	205,658	52,282	23,934	249,862	3	202
EQ/Low Volatility Global ETF Portfolio	101,599	25,846	8,228	123,939	—	(6)
EQ/MFS International Growth Portfolio	305,325	105,484	38,975	360,065	19	1,991
EQ/Morgan Stanley Mid Cap Growth Portfolio	328,400	106,621	56,192	366,627	—	8,513
EQ/T. Rowe Price Growth Stock Portfolio	204,829	56,578	23,864	248,395	—	273
EQ/Wells Fargo Omega Growth Portfolio	205,424	62,667	17,117	247,468	—	6,103
Multimanager Mid Cap Value Portfolio	316,427	78,124	35,923	354,182	—	186

	$3,502,701	$1,677,504	$954,926	$4,236,294	$22	$28,246

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$169,425	$—	$—	$169,425
Investment Companies	440,168	4,236,294	—	4,676,462

Total Assets	$609,593	$4,236,294	$—	$4,845,887

Total Liabilities	$—	$—	$—	$—

Total	$609,593	$4,236,294	$—	$4,845,887

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,779,060
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,077,490

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,800
Aggregate gross unrealized depreciation	(95,217)

Net unrealized appreciation	$52,583

Federal income tax cost of investments	$4,793,304

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,702	$60,883
EQ/Emerging Markets Equity PLUS Portfolio‡	7,967	76,013
EQ/Global Bond PLUS Portfolio‡	61,332	579,491
EQ/International Equity Index Portfolio‡	19,337	186,637
EQ/Low Volatility Global ETF Portfolio‡	5,744	58,996
EQ/MFS International Growth Portfolio‡	14,974	106,905
EQ/PIMCO Global Real Return Portfolio‡	38,840	387,606
EQ/Real Estate PLUS Portfolio‡	12,721	132,500
iShares® Global ex USD High Yield Corporate Bond ETF	13,080	699,133
iShares® Global Infrastructure ETF	1,010	42,854
iShares® International Select Dividend ETF	5,150	184,319
iShares® International Treasury Bond ETF	1,880	186,928
iShares® JP Morgan USD Emerging Markets Bond ETF	6,040	681,614
iShares® MSCI EAFE Small-Cap ETF	570	27,645
iShares® MSCI Frontier 100 ETF	170	6,433
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2,145	46,076
PIMCO Foreign Bond Fund Unhedged, Institutional Class	7,318	74,499
PowerShares DB G10 Currency Harvest Fund*	1,800	46,260
PowerShares Global Short Term High Yield Bond Portfolio	5,380	129,121
SPDR® DB International Government Inflation-Protected Bond ETF	6,370	374,110
SPDR® S&P Emerging Markets SmallCap ETF	320	15,354
Templeton Emerging Markets Small Cap, Advisor Class	3,176	41,284
Templeton Global Smaller Companies, Advisor Class	9,729	85,034
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	17,643	155,082
Vanguard Short-Term Inflation-Protected Securities ETF	1,540	76,091

Total Investments (101.2%) (Cost $4,539,816)		4,460,868
Other Assets Less Liabilities (-1.2%)		(52,722)

Net Assets (100%)		$4,408,146

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$70,524	$1,428	$71,887	$—	$—	$810
AXA International Value Managed Volatility Portfolio (b)	100,369	2,095	102,395	—	—	1,079
AXA SmartBeta Equity Portfolio	52,919	6,946	1,330	60,883	—	3
EQ/Emerging Markets Equity PLUS Portfolio	67,971	9,305	1,795	76,013	—	1
EQ/Global Bond PLUS Portfolio	511,976	76,534	13,668	579,491	—	2,980
EQ/International Equity Index Portfolio	—	193,336	2,754	186,637	—	(2)
EQ/Low Volatility Global ETF Portfolio	51,532	6,485	1,272	58,996	—	—	#
EQ/MFS International Growth Portfolio	99,536	13,568	2,544	106,905	5	593
EQ/PIMCO Global Real Return Portfolio	322,483	53,827	9,196	387,606	135	19
EQ/Real Estate PLUS Portfolio	115,429	15,789	7,969	132,500	—	99

	$1,392,739	$379,313	$214,810	$1,589,031	$140	$5,582

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,469,862	$—	$—	$2,469,862
Investment Companies	401,975	1,589,031	—	1,991,006

Total Assets	$2,871,837	$1,589,031	$—	$4,460,868

Total Liabilities	$—	$—	$—	$—

Total	$2,871,837	$1,589,031	$—	$4,460,868

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$788,045
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$262,233

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,075
Aggregate gross unrealized depreciation	(119,121)

Net unrealized depreciation	$(79,046)

Federal income tax cost of investments	$4,539,914

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	10,887	$116,246
EQ/Emerging Markets Equity PLUS Portfolio‡	14,877	141,947
EQ/Global Bond PLUS Portfolio‡	48,609	459,273
EQ/International Equity Index Portfolio‡	36,585	353,104
EQ/Low Volatility Global ETF Portfolio‡	11,053	113,519
EQ/MFS International Growth Portfolio‡	27,858	198,891
EQ/PIMCO Global Real Return Portfolio‡	29,567	295,071
EQ/Real Estate PLUS Portfolio‡	27,429	285,694
iShares® Emerging Markets Infrastructure ETF	580	19,935
iShares® Global ex USD High Yield Corporate Bond ETF	10,450	558,558
iShares® Global Infrastructure ETF	1,860	78,920
iShares® International Select Dividend ETF	9,420	337,142
iShares® International Treasury Bond ETF	1,590	158,094
iShares® JP Morgan USD Emerging Markets Bond ETF	4,700	530,395
iShares® MSCI EAFE Small-Cap ETF	2,490	120,765
iShares® MSCI Frontier 100 ETF	340	12,866
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	4,670	100,316
PIMCO Foreign Bond Fund Unhedged, Institutional Class	4,741	48,261
PowerShares DB G10 Currency Harvest Fund*	3,840	98,688
PowerShares Global Short Term High Yield Bond Portfolio	4,230	101,520
SPDR® DB International Government Inflation-Protected Bond ETF	5,170	303,634
SPDR® S&P Emerging Markets SmallCap ETF	820	39,344
Templeton Emerging Markets Small Cap, Advisor Class	5,416	70,404
Templeton Global Smaller Companies, Advisor Class	10,436	91,212
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	13,837	121,625
Vanguard Short-Term Inflation-Protected Securities ETF	1,140	56,327

Total Investments (101.1%) (Cost $4,877,500)		4,811,751
Other Assets Less Liabilities (-1.1%)		(53,992)

Net Assets (100%)		$4,757,759

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$125,905	$9,306	$135,100	$—	$—	$1,595
AXA International Value Managed Volatility Portfolio (b)	172,369	12,284	184,545	—	—	2,021
AXA SmartBeta Equity Portfolio	94,047	20,271	2,409	116,246	—	15
EQ/Emerging Markets Equity PLUS Portfolio	117,291	27,029	3,236	141,947	—	(5)
EQ/Global Bond PLUS Portfolio	373,667	92,897	10,328	459,273	—	2,348
EQ/International Equity Index Portfolio	—	363,213	2,627	353,104	—	6
EQ/Low Volatility Global ETF Portfolio	91,575	20,271	2,415	113,519	—	8
EQ/MFS International Growth Portfolio	170,940	38,979	4,463	198,891	10	1,086
EQ/PIMCO Global Real Return Portfolio	229,804	57,723	7,292	295,071	101	(18)
EQ/Real Estate PLUS Portfolio	225,393	53,651	11,294	285,694	—	54

	$1,600,991	$695,624	$363,709	$1,963,745	$111	$7,110

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,416,188	$—	$—	$2,416,188
Investment Companies	431,818	1,963,745	—	2,395,563

Total Assets	$2,848,006	$1,963,745	$—	$4,811,751

Total Liabilities	$—	$—	$—	$—

Total	$2,848,006	$1,963,745	$—	$4,811,751

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,291,340
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$414,489

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,686
Aggregate gross unrealized depreciation	(122,680)

Net unrealized depreciation	$(65,994)

Federal income tax cost of investments	$4,877,745

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	16,544	$176,648
EQ/Emerging Markets Equity PLUS Portfolio‡	22,048	210,362
EQ/Global Bond PLUS Portfolio‡	23,185	219,056
EQ/International Equity Index Portfolio‡	56,763	547,855
EQ/Low Volatility Global ETF Portfolio‡	16,801	172,562
EQ/MFS International Growth Portfolio‡	45,256	323,102
EQ/PIMCO Global Real Return Portfolio‡	13,477	134,499
EQ/Real Estate PLUS Portfolio‡	55,879	582,013
iShares® Emerging Markets Infrastructure ETF	910	31,277
iShares® Global ex USD High Yield Corporate Bond ETF	4,690	250,683
iShares® Global Infrastructure ETF	3,780	160,385
iShares® International Select Dividend ETF	14,310	512,155
iShares® International Treasury Bond ETF	730	72,584
iShares® JP Morgan USD Emerging Markets Bond ETF	2,180	246,013
iShares® MSCI EAFE Small-Cap ETF	4,700	227,950
iShares® MSCI Frontier 100 ETF	930	35,191
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	6,549	140,675
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2,101	21,388
PowerShares DB G10 Currency Harvest Fund*	7,300	187,610
PowerShares Global Short Term High Yield Bond Portfolio	1,910	45,840
SPDR® DB International Government Inflation-Protected Bond ETF	2,460	144,476
SPDR® S&P Emerging Markets SmallCap ETF	980	47,020
Templeton Emerging Markets Small Cap, Advisor Class	9,923	129,000
Templeton Global Smaller Companies, Advisor Class	10,715	93,650
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	5,444	47,849
Vanguard Short-Term Inflation-Protected Securities ETF	410	20,258

Total Investments (100.5%) (Cost $4,822,926)		4,780,101
Other Assets Less Liabilities (-0.5%)		(25,964)

Net Assets (100%)		$4,754,137

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$184,977	$9,003	$193,817	$—	$—	$2,230
AXA International Value Managed Volatility Portfolio(b)	280,354	14,104	294,283	—	—	3,179
AXA SmartBeta Equity Portfolio	142,532	29,620	2,026	176,648	—	2
EQ/Emerging Markets Equity PLUS Portfolio	173,380	38,260	2,617	210,362	—	3
EQ/Global Bond PLUS Portfolio	176,009	44,408	2,621	219,056	—	1,148
EQ/International Equity Index Portfolio	—	565,379	4,859	547,855	—	2
EQ/Low Volatility Global ETF Portfolio	138,783	29,621	2,027	172,562	—	2
EQ/MFS International Growth Portfolio	278,029	60,691	4,012	323,102	17	1,832
EQ/PIMCO Global Real Return Portfolio	104,684	24,688	1,735	134,499	48	2
EQ/Real Estate PLUS Portfolio	456,808	101,505	12,269	582,013	—	20

	$1,935,556	$917,279	$520,266	$2,366,097	$65	$8,420

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,981,442	$—	$—	$1,981,442
Investment Companies	432,562	2,366,097	—	2,798,659

Total Assets	$2,414,004	$2,366,097	$—	$4,780,101

Total Liabilities	$—	$—	$—	$—

Total	$2,414,004	$2,366,097	$—	$4,780,101

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,384,121
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$561,590

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,355
Aggregate gross unrealized depreciation	(118,579)

Net unrealized depreciation	$(43,224)

Federal income tax cost of investments	$4,823,325

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	13,822	$150,389
Eaton Vance Floating-Rate Fund, Institutional Class	24,343	219,573
EQ/Boston Advisors Equity Income Portfolio‡	110,602	779,089
EQ/Core Bond Index Portfolio‡	32,380	325,559
EQ/Energy ETF Portfolio‡	8,332	84,337
EQ/Global Bond PLUS Portfolio‡	16,623	157,061
EQ/High Yield Bond Portfolio‡	33,985	353,776
EQ/Natural Resources PLUS Portfolio‡	8,154	85,136
EQ/PIMCO Global Real Return Portfolio‡	13,052	130,258
EQ/Quality Bond PLUS Portfolio‡	12,967	110,800
EQ/Real Estate PLUS Portfolio‡	36,110	376,104
iShares® Aaa - A Rated Corporate Bond ETF	3,040	155,739
iShares® Emerging Markets Infrastructure ETF	3,900	134,043
iShares® Floating Rate Bond ETF	2,340	118,942
iShares® Global ex USD High Yield Corporate Bond ETF	1,400	74,831
iShares® Global Infrastructure ETF	11,050	468,851
iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,080	245,898
iShares® International Select Dividend ETF	8,390	300,278
iShares® International Treasury Bond ETF	200	19,886
iShares® JP Morgan USD Emerging Markets Bond ETF	780	88,023
iShares® US Preferred Stock ETF	11,400	450,528
Multimanager Core Bond Portfolio‡	54,872	541,645
PIMCO Foreign Bond Fund Unhedged, Institutional Class	13,363	136,035
PowerShares Global Short Term High Yield Bond Portfolio	630	15,120
PowerShares S&P 500 BuyWrite Portfolio	17,360	367,685
SPDR® Barclays Short Term High Yield Bond ETF	3,150	94,279
SPDR® Nuveen S&P High Yield Municipal Bond ETF	1,590	90,328
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	6,910	60,737
Vanguard Short-Term Inflation- Protected Securities ETF	790	39,034

Total Investments (100.3%) (Cost $6,192,492)		6,173,964
Other Assets Less Liabilities (-0.3%)		(17,790)

Net Assets (100%)		$6,156,174

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
CharterSM Multi-Sector Bond Portfolio(aa)(bb)(cc)(a)	$320,177	$55,093	$2,123	$—	$—	$(9,199	) (dd)
EQ/Boston Advisors Equity Income Portfolio	519,272	278,276	40,030	779,089	—	7,933
EQ/Core Bond Index Portfolio(aa)	—	81,286	7,021	325,559	—	8
EQ/Energy ETF Portfolio	48,206	40,306	2,518	84,337	—	—	#
EQ/Global Bond PLUS Portfolio	96,253	65,026	4,587	157,061	—	814
EQ/High Yield Bond Portfolio(bb)	242,981	131,809	75,704	353,776	—	161
EQ/Natural Resources PLUS Portfolio	47,287	42,368	2,707	85,136	—	1
EQ/PIMCO Global Real Return Portfolio	79,411	49,273	4,012	130,258	46	6
EQ/Quality Bond PLUS Portfolio(cc)	—	29,871	2,277	110,800	129	3
EQ/Real Estate PLUS Portfolio	229,364	140,609	10,835	376,104	—	30
Multimanager Core Bond Portfolio	319,490	242,958	17,590	541,645	6,983	5,564

	$1,902,441	$1,156,875	$169,404	$2,943,765	$7,158	$5,321

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $249,409, representing 63,689 shares of CharterSM Multi-Sector Bond Portfolio and 25,001 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $46,659, representing 11,915 shares of CharterSM Multi-Sector Bond Portfolio and 4,494 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $82,528, representing 21,074 shares of CharterSM Multi-Sector Bond Portfolio and 9,743 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(9,201) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,663,465	$—	$—	$2,663,465
Investment Companies	566,734	2,943,765	—	3,510,499

Total Assets	$3,230,199	$2,943,765	$—	$6,173,964

Total Liabilities	$—	$—	$—	$—

Total	$3,230,199	$2,943,765	$—	$6,173,964

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,598,319
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$480,558

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,102
Aggregate gross unrealized depreciation	(68,786)

Net unrealized depreciation	$(18,684)

Federal income tax cost of investments	$6,192,648

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	16,343	$177,814
Eaton Vance Floating-Rate Fund, Institutional Class	8,139	73,410
EQ/Boston Advisors Equity Income Portfolio‡	97,357	685,792
EQ/Convertible Securities Portfolio‡	57,410	625,014
EQ/Energy ETF Portfolio‡	17,455	176,678
EQ/Global Bond PLUS Portfolio‡	19,116	180,611
EQ/High Yield Bond Portfolio‡	7,246	75,433
EQ/Low Volatility Global ETF Portfolio‡	64,128	658,647
EQ/Natural Resources PLUS Portfolio‡	18,375	191,855
EQ/PIMCO Global Real Return Portfolio‡	64,169	640,389
EQ/PIMCO Ultra Short Bond Portfolio‡	27,369	271,691
EQ/Real Estate PLUS Portfolio‡	40,522	422,064
iShares® Emerging Markets Infrastructure ETF	2,230	76,645
iShares® Floating Rate Bond ETF	19,060	968,820
iShares® Global ex USD High Yield Corporate Bond ETF	880	47,036
iShares® Global Infrastructure ETF	8,020	340,289
iShares® International Select Dividend ETF	14,290	511,439
iShares® International Treasury Bond ETF	1,770	175,991
iShares® JP Morgan USD Emerging Markets Bond ETF	800	90,280
PIMCO Unconstrained Bond Fund, Institutional Class	26,670	300,571
PowerShares Global Short Term High Yield Bond Portfolio	260	6,240
PowerShares S&P 500 BuyWrite Portfolio	6,510	137,882
SPDR® Barclays Investment Grade Floating Rate ETF	4,090	125,358
SPDR® Barclays Short Term High Yield Bond ETF	4,640	138,875
Van Eck Global Hard Assets Fund, Institutional Class	681	34,498
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	10,934	96,108
Vanguard Short-Term Inflation- Protected Securities ETF	2,190	108,208

Total Investments (100.1%) (Cost $7,286,772)		7,337,638
Other Assets Less Liabilities (-0.1%)		(7,943)

Net Assets (100%)		$7,329,695

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December 31,	Purchases at		Value September 30,	Dividend	Realized
Securities	2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
EQ/Boston Advisors Equity Income Portfolio	$370,377	$446,000	$156,353	$685,792	$—	$7,000
EQ/Convertible Securities Portfolio	338,107	414,740	157,644	625,014	3,824	706
EQ/Energy ETF Portfolio	96,948	126,287	46,538	176,678	—	(383)
EQ/Global Bond PLUS Portfolio	99,090	127,398	46,068	180,611	—	1,199
EQ/High Yield Bond Portfolio	39,299	53,743	19,087	75,433	—	(47)
EQ/Low Volatility Global ETF Portfolio	351,541	437,624	155,313	658,647	—	(276)
EQ/Natural Resources PLUS Portfolio	107,783	130,519	46,522	191,855	—	(283)
EQ/PIMCO Global Real Return Portfolio	325,456	435,673	150,083	640,389	264	90
EQ/PIMCO Ultra Short Bond Portfolio	161,082	172,462	62,474	271,691	110	— #
EQ/Real Estate PLUS Portfolio	217,347	284,072	100,926	422,064	—	(288)

	$2,107,030	$2,628,518	$941,008	$3,928,174	$4,198	$7,718

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,727,063	$—	$—	$2,727,063
Investment Companies	682,401	3,928,174	—	4,610,575

Total Assets	$3,409,464	$3,928,174	$—	$7,337,638

Total Liabilities	$—	$—	$—	$—

Total	$3,409,464	$3,928,174	$—	$7,337,638

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,959,777
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,697,689

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,490
Aggregate gross unrealized depreciation	(62,824)

Net unrealized appreciation	$50,666

Federal income tax cost of investments	$7,286,972

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	15,936,340	$160,230,618
EQ/High Yield Bond Portfolio‡	2,891,687	30,101,739
EQ/Quality Bond PLUS Portfolio‡	6,195,527	52,937,447

Total Investments (100.0%) (Cost $241,485,926)		243,269,804
Other Assets Less Liabilities (0.0%)		50,504

Net Assets (100%)		$243,320,308

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	30, 2014	Income	Gain (Loss)†
EQ/Core Bond Index Portfolio(aa)	$—	$1,435,048	$7,486,708	$160,230,618	$—	$52,954
EQ/High Yield Bond Portfolio(bb)	—	201,885	1,065,986	30,101,739	—	11,109
EQ/Quality Bond PLUS Portfolio(cc)	—	467,241	2,606,136	52,937,447	63,470	21,548

	$—	$2,104,174	$11,158,830	$243,269,804	$63,470	$85,611

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(aa)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the EQ/Core Bond Index Portfolio in the amount of $165,054,781, representing 16,545,151 shares of the EQ/Core Bond Index Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the EQ/High Yield Bond Portfolio in the amount of $30,890,166, representing 2,974,905 shares of the EQ/High Yield Bond Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $54,617,485, representing 6,448,041 shares of the EQ/Quality Bond PLUS Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$243,269,804	$—	$243,269,804

Total Assets	$—	$243,269,804	$—	$243,269,804

Total Liabilities	$—	$—	$—	$—

Total	$—	$243,269,804	$—	$243,269,804

There were no transfers between Levels 1, 2, or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$194,031,862
Long-term U.S. government debt securities	61,657,768

$255,689,630

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,192,978
Long-term U.S. government debt securities	278,286,269

$296,479,247

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,738,650
Aggregate gross unrealized depreciation	(27,762)

Net unrealized appreciation	$1,710,888

Federal income tax cost of investments	$241,558,916

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
Eaton Vance Diversified Currency Income Fund, Institutional Class	10,353	$104,978
EQ/Energy ETF Portfolio‡	19,125	193,589
EQ/Natural Resources PLUS Portfolio‡	19,000	198,377
EQ/PIMCO Global Real Return Portfolio‡	129,191	1,289,280
EQ/Real Estate PLUS Portfolio‡	52,684	548,738
iShares® Emerging Markets Infrastructure ETF	2,780	95,548
iShares® Global Infrastructure ETF	9,930	421,330
iShares® MSCI Global Agriculture Producers ETF	3,100	82,708
iShares® U.S. Oil & Gas Exploration & Production ETF	2,240	194,746
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	14,717	76,823
PowerShares DB Agriculture Fund*	780	19,929
PowerShares DB Base Metals Fund*	6,000	101,460
PowerShares DB Commodity Index Tracking Fund*	6,400	148,608
PowerShares DB G10 Currency Harvest Fund*	16,300	418,910
PowerShares DB Gold Fund*	6,680	268,202
PowerShares DB Silver Fund*	1,610	44,629
Van Eck Global Hard Assets Fund, Institutional Class	2,917	147,844
Van Eck International Investors Gold Fund, Institutional Class	6,265	72,047
Vanguard Short-Term Inflation-Protected Securities ETF	2,960	146,254

Total Investments (100.9%) (Cost $4,570,843)		4,574,000
Other Assets Less Liabilities (-0.9%)		(42,918)

Net Assets (100%)		$4,531,082

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	30, 2014	Income	Gain (Loss)†
EQ/Energy ETF Portfolio	$203,417	$28,951	$40,905	$193,589	$—	$976
EQ/Natural Resources PLUS Portfolio	207,723	29,956	41,058	198,377	—	995
EQ/PIMCO Global Real Return Portfolio	982,396	275,201	33,791	1,289,280	437	(54)
EQ/Real Estate PLUS Portfolio	449,258	84,031	20,956	548,738	—	280

	$1,842,794	$418,139	$136,710	$2,229,984	$437	$2,197

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,942,324	$—	$—	$1,942,324
Investment Companies	401,692	2,229,984	—	2,631,676

Total Assets	$2,344,016	$2,229,984	$—	$4,574,000

Total Liabilities	$—	$—	$—	$—

Total	$2,344,016	$2,229,984	$—	$4,574,000

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$817,116
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$224,293

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,173
Aggregate gross unrealized depreciation	(73,683)

Net unrealized appreciation	$2,490

Federal income tax cost of investments	$4,571,510

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,729,147	$25,731,618
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,812,635	65,234,376

Total Investments (100.1%) (Cost $82,357,388)		90,965,994
Other Assets Less Liabilities (-0.1%)		(49,113)

Net Assets (100%)		$90,916,881

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	30, 2014	Income	Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio(aa)	$—	$720,259	$3,440,222	$25,731,618	$—	$324,981
AXA/Morgan Stanley Small Cap Growth Portfolio(bb)	—	1,097,356	4,394,030	65,234,376	—	432,854

	$—	$1,817,615	$7,834,252	$90,965,994	$—	$757,835

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(aa)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $30,442,770 (at a cost of $29,091,435), representing 3,044,277 shares of the AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $71,945,818 (at a cost of $59,282,590), representing 7,194,582 shares of the AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$90,965,994	$—	$90,965,994

Total Assets	$—	$90,965,994	$—	$90,965,994

Total Liabilities	$—	$—	$—	$—

Total	$—	$90,965,994	$—	$90,965,994

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$157,019,737
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$173,796,970

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,357,333
Aggregate gross unrealized depreciation	(20,417)

Net unrealized appreciation	$8,336,916

Federal income tax cost of investments	$82,629,078

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio*‡	9,426,773	$93,447,037
AXA/Pacific Global Small Cap Value Portfolio*‡	9,727,682	89,377,226

Total Investments (100.0%) (Cost $144,742,368)		182,824,263
Other Assets Less Liabilities (0.0%)		(43,326)

Net Assets (100%)		$182,780,937

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	30, 2014	Income	Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio(aa)	$—	$429,704	$4,147,438	$93,447,037	$—	$1,309,646
AXA/Pacific Global Small Cap Value Portfolio(bb)	—	429,704	4,247,648	89,377,226	—	1,209,436

	$—	$859,408	$8,395,086	$182,824,263	$—	$2,519,082

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(aa)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $99,187,580 (at a cost of $75,844,294), representing 9,918,758 shares of the AXA/Horizon Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $102,329,295 (at a cost of $76,433,752), representing 10,232,929 shares of the AXA/Pacific Global Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$182,824,263	$—	$182,824,263

Total Assets	$—	$182,824,263	$—	$182,824,263

Total Liabilities	$—	$—	$—	$—

Total	$—	$182,824,263	$—	$182,824,263

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$132,938,218
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$97,275,220

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,987,305
Aggregate gross unrealized depreciation	(8,211)

Net unrealized appreciation	$37,979,094

Federal income tax cost of investments	$144,845,169

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	10,934	$115,677
BlackRock Global Long/Short Credit Fund, Institutional Class	15,891	172,897
Blackstone/GSO Long-Short Credit Income Fund	1,843	30,778
EQ/Convertible Securities Portfolio‡	71,538	778,817
EQ/Energy ETF Portfolio‡	15,944	161,389
EQ/GAMCO Mergers and Acquisitions Portfolio‡	104,628	1,371,370
EQ/Natural Resources PLUS Portfolio‡	16,329	170,489
EQ/Real Estate PLUS Portfolio‡	35,146	366,064
Financial Investors Trust - Listed Private Equity Fund	4,196	28,448
Franklin K2 Alternative Strategies Fund*	9,783	104,576
iShares® Emerging Markets Infrastructure ETF	3,060	105,172
iShares® Global Infrastructure ETF	10,240	434,483
iShares® MSCI Global Agriculture Producers ETF	1,910	50,959
iShares® U.S. Oil & Gas Exploration & Production ETF	1,620	140,843
PowerShares DB Agriculture Fund*	590	15,074
PowerShares DB Base Metals Fund*	4,400	74,404
PowerShares DB Commodity Index Tracking Fund*	4,760	110,527
PowerShares DB G10 Currency Harvest Fund*	29,510	758,407
PowerShares DB Gold Fund*	6,190	248,529
PowerShares DB Silver Fund*	1,150	31,878
WisdomTree Managed Futures Strategy Fund*	730	31,832

Total Investments (100.6%) (Cost $5,304,232)		5,302,613
Other Assets Less Liabilities (-0.6%)		(30,524)

Net Assets (100%)		$5,272,089

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value December	Purchases at		Value September	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	30, 2014	Income	Gain (Loss)†
EQ/Convertible Securities Portfolio	$631,639	$348,162	$247,877	$778,817	$4,792	$646
EQ/Energy ETF Portfolio	154,206	89,185	84,924	161,389	—	1,290
EQ/GAMCO Mergers and Acquisitions Portfolio	1,127,814	647,524	382,881	1,371,370	—	5,302
EQ/Natural Resources PLUS Portfolio	159,487	89,185	80,107	170,489	—	1,307
EQ/Real Estate PLUS Portfolio	290,830	190,291	142,072	366,064	—	2,807

	$2,363,976	$1,364,347	$937,861	$2,848,129	$4,792	$11,352

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,002,108	$—	$—	$2,002,108
Investment Companies	452,376	2,848,129	—	3,300,505

Total Assets	$2,454,484	$2,848,129	$—	$5,302,613

Total Liabilities	$—	$—	$—	$—

Total	$2,454,484	$2,848,129	$—	$5,302,613

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,666,727
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,508,633

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,939
Aggregate gross unrealized depreciation	(112,187)

Net unrealized depreciation	$(2,248)

Federal income tax cost of investments	$5,304,861

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	26,658	$282,041
BlackRock Global Long/Short Credit Fund, Institutional Class	25,129	273,399
EQ/Convertible Securities Portfolio‡	70,335	765,728
EQ/Energy ETF Portfolio‡	32,630	330,291
EQ/GAMCO Mergers and Acquisitions Portfolio‡	109,244	1,431,874
EQ/Natural Resources PLUS Portfolio‡	34,851	363,891
EQ/Real Estate PLUS Portfolio‡	71,059	740,123
Financial Investors Trust - Listed Private Equity Fund	9,231	62,585
Franklin K2 Alternative Strategies Fund*	5,357	57,262
iShares® Emerging Markets Infrastructure ETF	3,980	136,793
iShares® Global Infrastructure ETF	13,520	573,654
iShares® MSCI Global Agriculture Producers ETF	4,270	113,923
iShares® MSCI Global Gold Miners ETF	10,900	99,299
iShares® U.S. Oil & Gas Exploration & Production ETF	3,620	314,723
PowerShares DB Agriculture Fund*	1,360	34,748
PowerShares DB Base Metals Fund*	8,510	143,904
PowerShares DB Commodity Index Tracking Fund*	11,120	258,206
PowerShares DB G10 Currency Harvest Fund*	27,900	717,030
PowerShares DB Gold Fund*	9,640	387,046
PowerShares DB Silver Fund*	2,470	68,469
WisdomTree Managed Futures Strategy Fund*	230	10,029

Total Investments (100.1%) (Cost $7,235,082)		7,165,018
Other Assets Less Liabilities (-0.1%)		(6,698)

Net Assets (100%)		$7,158,320

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$339,407	$35,978	$765,728	$3,846	$582
EQ/Energy ETF Portfolio	255,986	176,245	104,300	330,291	—	1,426
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	659,970	78,794	1,431,874	—	5,262
EQ/Natural Resources PLUS Portfolio	255,296	176,245	67,080	363,891	—	447
EQ/Real Estate PLUS Portfolio	418,360	321,599	32,972	740,123	—	28

	$2,235,057	$1,673,466	$319,124	$3,631,907	$3,846	$7,745

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,857,824	$—	$—	$2,857,824
Investment Companies	675,287	3,631,907	—	4,307,194

Total Assets	$3,533,111	$3,631,907	$—	$7,165,018

Total Liabilities	$—	$—	$—	$—

Total	$3,533,111	$3,631,907	$—	$7,165,018

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,376,157
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$428,985

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,528
Aggregate gross unrealized depreciation	(168,785)

Net unrealized depreciation	$(70,257)

Federal income tax cost of investments	$7,235,275

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	20,507	$216,965
BlackRock Global Long/Short Credit Fund, Institutional Class	9,439	102,695
Blackstone/GSO Long-Short Credit Income Fund	2,746	45,858
EQ/Convertible Securities Portfolio‡	41,695	453,924
EQ/Energy ETF Portfolio‡	45,503	460,589
EQ/GAMCO Mergers and Acquisitions Portfolio‡	24,260	317,984
EQ/Natural Resources PLUS Portfolio‡	44,845	468,234
EQ/Real Estate PLUS Portfolio‡	77,125	803,301
Financial Investors Trust - Listed Private Equity Fund	9,650	65,429
Franklin K2 Alternative Strategies Fund*	1,212	12,959
iShares® Emerging Markets Infrastructure ETF	3,870	133,012
iShares® Global Infrastructure ETF	11,620	493,037
iShares® MSCI Global Agriculture Producers ETF	4,970	132,600
iShares® MSCI Global Gold Miners ETF	15,510	141,296
iShares® U.S. Oil & Gas Exploration & Production ETF	4,500	391,230
PowerShares DB Agriculture Fund*	1,800	45,990
PowerShares DB Base Metals Fund*	8,060	136,295
PowerShares DB Commodity Index Tracking Fund*	11,810	274,228
PowerShares DB G10 Currency Harvest Fund*	16,430	422,251
PowerShares DB Gold Fund*	8,420	338,063
PowerShares DB Silver Fund*	2,180	60,430
WisdomTree Managed Futures Strategy Fund*	2,040	88,954

Total Investments (100.4%) (Cost $5,638,888)		5,605,324
Other Assets Less Liabilities (-0.4%)		(21,941)

Net Assets (100%)		$5,583,383

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$316,459	$128,304	$14,425	$453,924	$2,330	$272
EQ/Energy ETF Portfolio	356,201	145,452	46,249	460,589	—	154
EQ/GAMCO Mergers and Acquisitions Portfolio	222,396	102,889	2,279	317,984	—	1,158
EQ/Natural Resources PLUS Portfolio	364,260	147,693	48,848	468,234	—	600
EQ/Real Estate PLUS Portfolio	522,390	241,306	5,875	803,301	—	18

	$1,781,706	$765,644	$117,676	$2,504,032	$2,330	$2,202

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,657,386	$—	$—	$2,657,386
Investment Companies	443,906	2,504,032	—	2,947,938

Total Assets	$3,101,292	$2,504,032	$—	$5,605,324

Total Liabilities	$—	$—	$—	$—

Total	$3,101,292	$2,504,032	$—	$5,605,324

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,830,765
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$199,959

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,433
Aggregate gross unrealized depreciation	(138,332)

Net unrealized depreciation	$(33,899)

Federal income tax cost of investments	$5,639,223

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	78,894	$1,674,161
EQ/Core Bond Index Portfolio‡	1,696,854	17,060,874
EQ/Emerging Markets Equity PLUS Portfolio‡	395,035	3,769,135
EQ/Equity 500 Index Portfolio‡	509,842	17,729,382
EQ/Global Bond PLUS Portfolio‡	599,926	5,668,325
EQ/High Yield Bond Portfolio‡	454,757	4,733,908
EQ/International Equity Index Portfolio‡	568,376	5,485,799
EQ/International ETF Portfolio‡	1,028,737	3,412,898
EQ/MFS International Growth Portfolio‡	315,499	2,252,468
EQ/PIMCO Ultra Short Bond Portfolio‡	530,698	5,268,264
EQ/Quality Bond PLUS Portfolio‡	264,014	2,255,855
EQ/Small Company Index Portfolio‡	160,511	1,877,225
Multimanager Aggressive Equity Portfolio‡	42,629	1,819,587
Multimanager Mid Cap Growth Portfolio*‡	148,132	1,462,430
Multimanager Mid Cap Value Portfolio‡	160,156	2,140,853

Total Investments (99.7%) (Cost $66,822,326)		76,611,164
Other Assets Less Liabilities (0.3%)		257,173

Net Assets (100%)		$76,868,337

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio(a)	$11,261,746	$843,458	$7,747,895	$—	$—	$4,464,394
CharterSM Multi-Sector Bond Portfolio(aa)(bb)(cc)(b)	12,470,559	802,665	3,205,598	—	—	(244,116	) (dd)
EQ/BlackRock Basic Value Equity Portfolio	—	1,807,282	211,565	1,674,161	—	7,498
EQ/Core Bond Index Portfolio(aa)	10,416,005	1,436,078	1,793,098	17,060,874	—	(1,271)
EQ/Emerging Markets Equity PLUS Portfolio	—	4,043,700	299,774	3,769,135	—	10,565
EQ/Equity 500 Index Portfolio	14,783,054	5,672,818	3,722,885	17,729,382	—	388,985
EQ/Global Bond PLUS Portfolio	6,106,350	561,374	1,072,834	5,668,325	—	29,931
EQ/High Yield Bond Portfolio(bb)	—	3,972,496	555,729	4,733,908	—	4,023
EQ/International Equity Index Portfolio	1,623,989	4,562,999	610,233	5,485,799	—	4,667
EQ/International ETF Portfolio	4,926,437	1,714,823	1,373,311	3,412,898	—	1,763,513
EQ/MFS International Growth Portfolio	2,791,473	493,236	959,978	2,252,468	128	16,205
EQ/PIMCO Ultra Short Bond Portfolio	5,090,262	1,218,431	1,056,616	5,268,264	1,918	(349)
EQ/Quality Bond PLUS Portfolio(cc)	—	2,690	—	2,255,855	2,690	—
EQ/Small Company Index Portfolio	2,144,479	181,773	341,438	1,877,225	—	20,891
Multimanager Aggressive Equity Portfolio	2,380,931	102,207	429,345	1,819,587	—	356,492
Multimanager Large Cap Value Portfolio	1,717,650	82,467	951,851	—	—	879,065
Multimanager Mid Cap Growth Portfolio	1,694,742	96,349	278,481	1,462,430	—	34,737
Multimanager Mid Cap Value Portfolio	2,390,056	123,057	277,521	2,140,853	—	76,607

	$79,797,733	$27,717,903	$24,888,152	$76,611,164	$4,736	$7,811,837

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $6,750,230, representing 1,723,724 shares of CharterSM Multi-Sector Bond Portfolio and 676,646 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,262,849, representing 322,478 shares of CharterSM Multi-Sector Bond Portfolio and 121,620 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $2,233,644, representing 570,379 shares of CharterSM Multi-Sector Bond Portfolio and 263,700 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(256,012) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$76,611,164	$—	$76,611,164

Total Assets	$—	$76,611,164	$—	$76,611,164

Total Liabilities	$—	$—	$—	$—

Total	$—	$76,611,164	$—	$76,611,164

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,717,903
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,149,127

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,933,028
Aggregate gross unrealized depreciation	(2,276,400)

Net unrealized appreciation	$9,656,628

Federal income tax cost of investments	$66,954,536

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	92,368	$1,960,078
EQ/Core Bond Index Portfolio‡	1,770,767	17,804,029
EQ/Emerging Markets Equity PLUS Portfolio‡	759,505	7,246,634
EQ/Equity 500 Index Portfolio‡	1,344,727	46,761,846
EQ/Global Bond PLUS Portfolio‡	653,419	6,173,750
EQ/High Yield Bond Portfolio‡	501,041	5,215,709
EQ/International Equity Index Portfolio‡	1,124,758	10,855,824
EQ/International ETF Portfolio‡	2,139,859	7,099,111
EQ/MFS International Growth Portfolio‡	783,229	5,591,766
EQ/PIMCO Ultra Short Bond Portfolio‡	538,809	5,348,777
EQ/Quality Bond PLUS Portfolio‡	239,757	2,048,596
EQ/Small Company Index Portfolio‡	634,727	7,423,324
Multimanager Aggressive Equity Portfolio‡	72,195	3,081,594
Multimanager Mid Cap Growth Portfolio*‡	115,794	1,143,173
Multimanager Mid Cap Value Portfolio‡	306,652	4,099,096

Total Investments (99.8%) (Cost $114,623,527)		131,853,307
Other Assets Less Liabilities (0.2%)		232,554

Net Assets (100%)		$132,085,861

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$19,404,638	$1,195,840	$14,583,961	$—	$—	$6,204,409
CharterSM Multi-Sector Bond Portfolio(aa)(bb)(cc)(b)	11,446,169	966,033	3,263,663	—	—	(325,842	) (dd)
EQ/BlackRock Basic Value Equity Portfolio	—	2,093,989	221,526	1,960,078	—	2,668
EQ/Core Bond Index Portfolio(aa)	9,809,231	2,479,796	851,781	17,804,029	—	26
EQ/Emerging Markets Equity PLUS Portfolio	—	7,482,482	280,378	7,246,634	—	3,602
EQ/Equity 500 Index Portfolio	36,379,667	11,302,831	4,233,770	46,761,846	—	104,515
EQ/Global Bond PLUS Portfolio	5,838,649	747,823	475,435	6,173,750	—	32,325
EQ/High Yield Bond Portfolio(bb)	—	4,336,633	321,887	5,215,709	—	305
EQ/International Equity Index Portfolio	3,222,717	8,417,150	607,007	10,855,824	—	2,286
EQ/International ETF Portfolio	9,536,911	3,566,975	2,166,786	7,099,111	—	3,640,189
EQ/MFS International Growth Portfolio	5,308,201	1,352,902	890,493	5,591,766	285	32,896
EQ/PIMCO Ultra Short Bond Portfolio	5,096,848	679,766	444,255	5,348,777	1,860	(1)
EQ/Quality Bond PLUS Portfolio(cc)	—	2,443	—	2,048,596	2,443	—
EQ/Small Company Index Portfolio	7,034,389	1,510,511	756,883	7,423,324	—	46,030
Multimanager Aggressive Equity Portfolio	3,947,941	286,698	952,746	3,081,594	—	417,922
Multimanager Large Cap Value Portfolio	1,712,385	163,566	1,081,694	—	—	827,924
Multimanager Mid Cap Growth Portfolio	1,120,282	147,291	91,164	1,143,173	—	19,822
Multimanager Mid Cap Value Portfolio	4,041,105	280,697	182,988	4,099,096	—	387

	$123,899,133	$47,013,426	$31,406,417	$131,853,307	$4,588	$11,009,463

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $6,130,047, representing 1,565,356 shares of CharterSM Multi-Sector Bond Portfolio and 614,478 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,146,823, representing 292,850 shares of CharterSM Multi-Sector Bond Portfolio and 110,446 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $2,028,426, representing 517,975 shares of CharterSM Multi-Sector Bond Portfolio and 239,472 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(344,756) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$131,853,307	$—	$131,853,307

Total Assets	$—	$131,853,307	$—	$131,853,307

Total Liabilities	$—	$—	$—	$—

Total	$—	$131,853,307	$—	$131,853,307

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,013,426
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,045,251

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,535,887
Aggregate gross unrealized depreciation	(5,670,790)

Net unrealized appreciation	$16,865,097

Federal income tax cost of investments	$114,988,210

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	44,708	$948,712
EQ/Core Bond Index Portfolio‡	698,016	7,018,147
EQ/Emerging Markets Equity PLUS Portfolio‡	540,876	5,160,637
EQ/Equity 500 Index Portfolio‡	1,066,020	37,070,035
EQ/Global Bond PLUS Portfolio‡	258,574	2,443,105
EQ/High Yield Bond Portfolio‡	205,184	2,135,913
EQ/International Equity Index Portfolio‡	818,109	7,896,140
EQ/International ETF Portfolio‡	1,652,718	5,482,994
EQ/MFS International Growth Portfolio‡	588,153	4,199,044
EQ/PIMCO Ultra Short Bond Portfolio‡	228,572	2,269,048
EQ/Quality Bond PLUS Portfolio‡	104,583	893,601
EQ/Small Company Index Portfolio‡	536,466	6,274,128
Multimanager Aggressive Equity Portfolio‡	31,374	1,339,187
Multimanager Mid Cap Growth Portfolio*‡	83,206	821,444
Multimanager Mid Cap Value Portfolio‡	131,845	1,762,402

Total Investments (99.8%) (Cost $71,659,243)		85,714,537
Other Assets Less Liabilities (0.2%)		143,571

Net Assets (100%)		$85,858,108

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$13,853,325	$474,871	$10,232,998	$—	$—	$4,224,829
CharterSM Multi-Sector Bond Portfolio(aa)(bb)(cc)(b)	4,593,145	402,645	1,007,588	—	—	(66,561	) (dd)
EQ/BlackRock Basic Value Equity Portfolio	—	1,006,300	98,039	948,712	—	181
EQ/Core Bond Index Portfolio(aa)	3,847,490	649,147	246,965	7,018,147	—	(5)
EQ/Emerging Markets Equity PLUS Portfolio	—	5,261,276	128,866	5,160,637	—	48
EQ/Equity 500 Index Portfolio	28,812,534	8,003,906	2,382,159	37,070,035	—	50,354
EQ/Global Bond PLUS Portfolio	2,039,457	518,484	129,852	2,443,105	—	12,900
EQ/High Yield Bond Portfolio(bb)	—	1,718,012	97,342	2,135,913	—	72
EQ/International Equity Index Portfolio	2,383,393	5,961,700	317,054	7,896,140	—	16
EQ/International ETF Portfolio	6,983,874	2,754,951	1,301,974	5,482,994	—	2,799,977
EQ/MFS International Growth Portfolio	3,884,790	916,228	459,927	4,199,044	218	23,867
EQ/PIMCO Ultra Short Bond Portfolio	2,127,152	266,928	131,834	2,269,048	796	1
EQ/Quality Bond PLUS Portfolio(cc)	—	1,065	—	893,601	1,065	—
EQ/Small Company Index Portfolio	6,288,792	935,149	632,629	6,274,128	—	42,356
Multimanager Aggressive Equity Portfolio	1,403,600	168,589	265,866	1,339,187	—	52,770
Multimanager Large Cap Value Portfolio	771,510	57,880	449,203	—	—	395,612
Multimanager Mid Cap Growth Portfolio	798,310	83,679	36,396	821,444	—	14,419
Multimanager Mid Cap Value Portfolio	1,706,424	149,067	74,603	1,762,402	—	170

	$79,493,796	$29,329,877	$17,993,295	$85,714,537	$2,079	$7,551,006

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $2,673,936, representing 682,811 shares of CharterSM Multi-Sector Bond Portfolio and 268,036 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $500,246, representing 127,742 shares of CharterSM Multi-Sector Bond Portfolio and 48,177 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $884,803, representing 225,941 shares of CharterSM Multi-Sector Bond Portfolio and 104,458 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(68,789) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$85,714,537	$—	$85,714,537

Total Assets	$—	$85,714,537	$—	$85,714,537

Total Liabilities	$—	$—	$—	$—

Total	$—	$85,714,537	$—	$85,714,537

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,329,876
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,753,022

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,348,820
Aggregate gross unrealized depreciation	(3,395,365)

Net unrealized appreciation	$13,953,455

Federal income tax cost of investments	$71,761,082

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	45,314	$961,584
EQ/Core Bond Index Portfolio‡	209,835	2,109,766
EQ/Emerging Markets Equity PLUS Portfolio‡	395,404	3,772,654
EQ/Equity 500 Index Portfolio‡	792,312	27,552,048
EQ/Global Bond PLUS Portfolio‡	50,815	480,120
EQ/High Yield Bond Portfolio‡	70,776	736,762
EQ/International Equity Index Portfolio‡	619,067	5,975,044
EQ/International ETF Portfolio‡	1,222,861	4,056,916
EQ/MFS International Growth Portfolio‡	472,892	3,376,151
EQ/PIMCO Ultra Short Bond Portfolio‡	60,099	596,608
EQ/Quality Bond PLUS Portfolio‡	24,623	210,387
EQ/Small Company Index Portfolio‡	418,405	4,893,368
Multimanager Aggressive Equity Portfolio‡	12,215	521,394
Multimanager Mid Cap Growth Portfolio*‡	52,886	522,118
Multimanager Mid Cap Value Portfolio‡	104,322	1,394,497

Total Investments (99.9%) (Cost $47,864,768)		57,159,417
Other Assets Less Liabilities (0.1%)		66,418

Net Assets (100%)		$57,225,835

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio(a)	$9,485,862	$700,584	$7,591,292	$—	$—	$2,688,749
CharterSM Multi-Sector Bond Portfolio(aa)(bb)(cc)(b)	1,175,057	148,347	385,056	—	—	(20,597	) (dd)
EQ/BlackRock Basic Value Equity Portfolio	—	956,121	34,090	961,584	—	(13)
EQ/Core Bond Index Portfolio(aa)	1,331,031	150,450	32,002	2,109,766	—	1
EQ/Emerging Markets Equity PLUS Portfolio	—	3,801,437	45,504	3,772,654	—	(69)
EQ/Equity 500 Index Portfolio	20,211,820	6,479,258	1,060,917	27,552,048	—	24,248
EQ/Global Bond PLUS Portfolio	152,813	345,385	13,717	480,120	—	2,500
EQ/High Yield Bond Portfolio(bb)	—	627,129	14,402	736,762	—	11
EQ/International Equity Index Portfolio	1,697,579	4,530,553	153,216	5,975,044	—	(62)
EQ/International ETF Portfolio	5,163,752	2,038,413	967,337	4,056,916	—	2,064,076
EQ/MFS International Growth Portfolio	2,799,673	844,564	159,693	3,376,151	173	18,832
EQ/PIMCO Ultra Short Bond Portfolio	524,860	88,524	18,477	596,608	208	1
EQ/Quality Bond PLUS Portfolio(cc)	—	251	—	210,387	250	—
EQ/Small Company Index Portfolio	4,534,920	844,450	241,273	4,893,368	—	29,161
Multimanager Aggressive Equity Portfolio	448,443	153,337	109,882	521,394	—	700
Multimanager Large Cap Value Portfolio	732,272	81,579	515,477	—	—	313,394
Multimanager Mid Cap Growth Portfolio	477,423	71,581	10,963	522,118	—	9,100
Multimanager Mid Cap Value Portfolio	1,304,044	130,800	24,688	1,394,497	—	(34)

	$50,039,549	$21,992,763	$11,377,986	$57,159,417	$631	$5,129,998

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.

(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $629,546, representing 160,760 shares of CharterSM Multi-Sector Bond Portfolio and 63,106 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $117,776, representing 30,075 shares of CharterSM Multi-Sector Bond Portfolio and 11,343 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $208,316, representing 53,195 shares of CharterSM Multi-Sector Bond Portfolio and 24,593 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(21,452) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$57,159,417	$—	$57,159,417

Total Assets	$—	$57,159,417	$—	$57,159,417

Total Liabilities	$—	$—	$—	$—

Total	$—	$57,159,417	$—	$57,159,417

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,992,763
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,419,367

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,571,489
Aggregate gross unrealized depreciation	(2,333,637)

Net unrealized appreciation	$9,237,852

Federal income tax cost of investments	$47,921,565

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2014 is included in each Portfolio of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Advisers”), as applicable, for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser, as applicable, or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 31, 2014 (Unaudited)

and price changes on Portfolio NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2014, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 26, 2014

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 26, 2014